As Filed with the Securities and Exchange Commission on April 27, 2018
Registration Nos. 333 ‑ 103492
811 – 21313

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N‑4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]

[ ] Pre‑Effective Amendment No.
[ x ] Post-Effective Amendment No. 17

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

[ x ] Amendment No. 17

AMERICAN FIDELITY SEPARATE ACCOUNT C
(Exact Name of Registrant)

AMERICAN FIDELITY ASSURANCE COMPANY
(Name of Depositor)

9000 CAMERON PARKWAY, OKLAHOMA CITY, OKLAHOMA	73114
(Address of Depositor's Principal Executive Offices)	(Zip Code)

Depositor's Telephone Number, Including Area Code	405.523.2000

Christopher T. Kenney	Jennifer Wheeler
Senior Vice President and General Counsel	Assistant V.P. and Senior Counsel
American Fidelity Assurance Company	American Fidelity Assurance Company.
9000 Cameron Parkway	9000 Cameron Parkway
Oklahoma City, Oklahoma 73114	Oklahoma City, Oklahoma 73114
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:	As soon as practicable after effectiveness of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ x ] on May 1, 2018 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] This post‑effective amendment designates a new effective date for a previously filed post‑effective amendment.

Title of Securities Being Registered:	Group variable annuity contracts

AFMaxx® 457(b) Group Variable Annuity from May 1, 2018

AFMaxx® 457(b) Group Variable Annuity

issued by

American Fidelity Separate Account C

and

American Fidelity Assurance Company

PROSPECTUS
May 1, 2018

American Fidelity Separate Account C ("Separate Account C") is offering group annuity contracts to state and local governmental employers for use in Eligible Deferred Compensation Plans as defined in Section 457(b) of the Internal Revenue Code, as amended.  This prospectus describes all of the material features of the policy, which is issued by American Fidelity Assurance Company, in the form of group contracts between American Fidelity Assurance Company and the state or local government employer.
The AFMaxx® 457(b) Group Variable Annuity is a group deferred, flexible payment annuity policy.  You have 13 investment options in the annuity – the Guaranteed Interest Account, which is a fixed investment option, and 12 variable investment options, each of which corresponds with one of the following eligible portfolios:

American Funds Insurance Series®
Blue Chip Income and Growth Fund
International Fund
BlackRock Variable Series Funds, Inc.
Basic Value V.I. Fund
Advantage U.S. Total Market V.I. Fund
Dreyfus Stock Index Fund, Inc.
Dreyfus Variable Investment Fund
Opportunistic Small Cap Portfolio

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
Vanguard® Variable Insurance Fund*
Balanced Portfolio
Capital Growth Portfolio
Mid-Cap Index Portfolio
Total Bond Market Index Portfolio
Total Stock Market Index Portfolio

This prospectus contains important information about the AFMaxx 457(b) Group Variable Annuity and Separate Account C that prospective investors should know before investing.  Please keep this prospectus for future reference.  We filed a Statement of Additional Information with the Securities and Exchange Commission ("SEC") dated May 1, 2018 that provides more information about the annuity we are offering.  You can get a copy of our Statement of Additional Information at no charge from us or from the SEC.  The SEC maintains a web site (www.sec.gov) that contains our Statement of Additional Information, material incorporated by reference into this prospectus, and other material that we file electronically with the SEC.  For a free copy of the Statement of Additional Information, call us at 1.800.662.1113 or write us at P.O. Box 25520, Oklahoma City, Oklahoma 73125-0520 or e-mail us at va.help@americanfidelity.com.
Our Statement of Additional Information is incorporated by reference into this prospectus.  The table of contents of the Statement of Additional Information is on the last page of this prospectus.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.  This prospectus may only be used to offer the contract where the contract may be lawfully sold.  The contract and certain features described in the contract may only be available in certain states.
Please read this prospectus carefully and keep it for future reference.

* Vanguard is a trademark of The Vanguard Group, Inc.

i

GLOSSARY OF TERMS
Some of the terms used in this prospectus are technical.  To help you understand these terms, we have defined them below.
Account value:  The value of your participant account during the accumulation phase.
Accumulation phase:  The period of time beginning when a participant elects to participate in the plan (the participant effective date) and ending when a participant begins receiving annuity payments (the date the participant account is closed).  Until a participant begins receiving annuity payments, the participant's annuity is in the accumulation phase.
Accumulation unit:  The unit of measurement used to keep track of the value of a participant's interest in a sub-account during the accumulation phase.
Annuitant:  The person on whose life annuity payments are based.
Annuity:  A series of installment payments either for a fixed period or for the life of the annuitant, or for the joint lifetime of the annuitant and another person.
Annuity date:  The date annuity payments begin.
Annuity options:  The pay-out methods available to select during the annuity period.
Annuity payments:  Regular income payments received from the policy during the annuity phase.
Annuity phase:  The period of time during which annuity payments are made.
Eligible portfolios:  The portfolios that serve as the Separate Account's underlying investment options.  Each sub-account invests its assets into a corresponding portfolio.  Each portfolio (sometimes called a fund) has its own investment objective.
General account:  Our general account consists of all of our assets other than those assets allocated to all separate accounts.
Guaranteed Interest Account option:  The fixed investment option within our general account which earns interest.
Investment options:  The eligible investment options consist of (1) the Guaranteed Interest Account, which is the fixed investment option, and (2) the sub-accounts, which are variable investment options.  We reserve the right to add, remove, or combine sub-accounts as eligible investment options.
Participant:  A person for whom an interest is maintained under a group variable annuity policy, generally an employee.
Participant account:  The account we maintain for you as a participant, reflecting the accumulation units credited to you.
Plan:  The 457(b) eligible deferred compensation plan established and maintained by the policyholder as it exists on the date it is issued to the policyholder (the date of issue) and any subsequent amendment(s) to it.
Policy:  The AFMaxx® 457(b) Group Variable Annuity.
Policyholder:  The owner of the policy, generally a state or local government employer identified on the application and to whom the policy is issued.
Policy year:  The annual period that begins on the date of issue and each anniversary of that date.  In order to determine a participant's applicable withdrawal charges, this period begins with the participant effective date.
Portfolio companies:  The companies offering the portfolios in which the sub-accounts invest.
Purchase payment:  Money invested in the plan on behalf of a participant and allocated to a participant's account.
Separate Account:  The separate account is called American Fidelity Separate Account C, which is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

ii

Sub-Account:  An investment option of Separate Account C that invests its assets in shares of a corresponding eligible portfolio.
We, Us, Our:  American Fidelity Assurance Company, the insurance company offering the contract or policy.

iii

SUMMARY
In this summary, we discuss some of the important features of the AFMaxx® 457(b) Group Variable Annuity policy.  Please read the entire prospectus for more detailed information about the policy and Separate Account C.  The policy is issued in connection with an eligible deferred compensation plan pursuant to Section 457(b) of the Internal Revenue Code.
In this prospectus, we describe the AFMaxx® 457(b) Group Variable Annuity, a group deferred, flexible payment annuity policy.  It is a group contract between a state or local government employer, as the policyholder on behalf of its participants, and American Fidelity Assurance Company.  American Fidelity Assurance Company issues a single policy to the employer, who is then the policyholder.  Through the AFMaxx® 457(b) Group Variable Annuity, the plan provides a means for eligible employees to invest, on a tax deferred basis, in one or more of the sub-accounts, which are variable investment options, and the Guaranteed Interest Account, a fixed investment option.  Each of the sub-accounts invests in a corresponding eligible portfolio.
The AFMaxx® 457(b) Group Variable Annuity is designated for participants seeking long term earnings generally for retirement or other long-term purposes.  Participation in the AFMaxx® 457(b) Group Variable Annuity should not be considered for those looking for a short-term investment or those that cannot afford to lose some or all of the money invested.
Like all deferred annuities, the AFMaxx® 457(b) Group Variable Annuity has two phases: the accumulation phase and the annuity phase.  During the accumulation phase, participants invest money in the annuity, at which point earnings accumulate on a tax deferred basis and are taxed as income only upon distribution.  Similarly, during the annuity phase, earnings are taxed as income only upon distribution.  Annuity payments under the policy will be paid on a fixed basis only.  A qualified plan provides tax-deferral; therefore, there should be other reasons for purchasing the policy pursuant to a qualified plan aside from the tax deferral feature.
The annuity phase begins when the participant starts receiving regular payments under the annuity income options from his or her participant account.  Although annuity payments are paid on a fixed basis only, the amount of the payments a participant receives during the annuity phase will depend on the amount of money invested and the performance of the selected investment options during the accumulation phase.  Annuity payments and options are discussed elsewhere in this document.
When purchase payments are made to a participant account, the payments will be allocated according to the instructions we receive from the participant or policyholder, as applicable.  A participant may allocate some or all of a purchase payment to one or more of the sub-accounts listed below, each of which is a variable investment option, or the Guaranteed Interest Account, which is a fixed investment option.  We reserve the right to add or remove sub-accounts as investment options:
American Funds Insurance Series® – Blue Chip Income and Growth Fund
American Funds Insurance Series® – International Fund
BlackRock Variable Series Funds, Inc. – Basic Value V.I. Fund
BlackRock Variable Series Funds, Inc. – Advantage U.S. Total Market V.I. Fund
Dreyfus Stock Index Fund, Inc.
Dreyfus Variable Investment Fund – Opportunistic Small Cap Portfolio
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
Vanguard® Variable Insurance Fund – Balanced Portfolio
Vanguard® Variable Insurance Fund – Capital Growth Portfolio
Vanguard® Variable Insurance Fund – Mid-Cap Index Portfolio
Vanguard® Variable Insurance Fund – Total Bond Market Index Portfolio
Vanguard® Variable Insurance Fund – Total Stock Market Index Portfolio

Each of the foregoing sub-accounts invests in a corresponding portfolio.  The portfolios offer professionally managed investment choices.  Participants can make or lose money by investing in the variable investment options, depending on market conditions and the performance of the portfolio(s) that correspond with the sub-account(s) to which purchase payments are allocated.  Please see the information under "Investment Options", describing how you can obtain a copy of the portfolios' prospectuses.
The earnings accumulated as a result of investments in the AFMaxx® 457(b) Group Variable Annuity are not taxed until received as a distribution.  Because all of the contributions to the annuity are made, pursuant to the plan, on a pre-tax basis, all distributions will be subject to state and federal income tax unless the distribution is rolled over to an "eligible employer plan" or to an IRA in a direct rollover.  The participant will receive a special tax notice explaining the tax consequences of the distribution options available before receiving an eligible rollover distribution.
A participant may withdraw money from his or her participant account at any time during the accumulation phase if eligible for withdrawal under the terms of the 457(b) plan; however, a withdrawal charge may apply.  The minimum partial withdrawal is $250, but a withdrawal must not reduce the value of the participant account to less than $100.  Withdrawals and charges that may apply to withdrawals are discussed under "Withdrawals" below.
The policyholder may return the policy to us or to our agent within 30 calendar days after it is delivered.  If returned, the policy will be void from the beginning and we will refund the greater of:  (i) the purchase payments paid or (ii) the account value as of the earlier of the date we receive the policy in our home office or the date our agent receives the returned policy.
Questions.  If you have any questions about the AFMaxx® 457(b) Group Variable Annuity or need more information, please contact us at:
American Fidelity Assurance Company
Annuity Services Department
P.O. Box 25520
Oklahoma City, Oklahoma 73125‑0520
Telephone:  800.662.1113
E-mail:  va.help@americanfidelity.com

FEE TABLE
The following tables describe the fees and expenses participants will pay when buying, owning, and surrendering a policy.  The first table describes the withdrawal charge that applies when a withdrawal is made from a participant account or when a policy is surrendered.  State premium taxes may also be deducted.
Transaction Expenses
Withdrawal Charge (as a percentage of the amount withdrawn)

Policy Year	Withdrawal Charge
1	8%
2	8%
3	8%
4	8%
5	8%
6	4%
7	4%
8	4%
9	4%
10	4%
11+	0%
The next table describes the fees and expenses that apply periodically during the life of a policy, not including the portfolio fees and expenses.
Separate Account Annual Expenses (as a percentage of average account value)	Current Fee[1]	Maximum Fee

Mortality and Expense Risk Charge	1.25%	1.25%
Account Fees and Expenses
Administrative Charge	0.15%	0.25%
Distribution Expense Charge	0.10%	0.25%
Total Separate Account Annual Expenses	1.50%	1.75%
The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically while you own the policy.  Additional details about each portfolio's fees and expenses are contained in the prospectus for each portfolio.
Total Annual Portfolio Operating Expenses	MINIMUM	MAXIMUM
(expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses)	0.15%	1.05%
Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets)
American Funds Insurance Series® 2
Blue Chip Income and Growth Fund
Management Fee	0.39%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.41%
International Fund
Management Fee	0.50%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.54%
BlackRock Variable Series Funds, Inc. 3
Basic Value V.I. Fund
Management Fee	0.60%
Other Expenses	0.25%

1 We currently charge lower fees than the maximum allowed under the policy.  The current and maximum fees we may charge at the separate account level are shown in the Annual Expenses table.  We may increase the administrative charge and/or distribution expense charge, but neither will ever be more than 0.25% of the average daily value of a participant account invested in a portfolio.
2 American Funds Insurance Series: Class 1 Shares
3 BlackRock Variable Series Funds, Inc.: Share Class 1

Acquired Fund Fees and Expenses	0.01%
Total Annual Operating Expenses [4]	0.86%
Contractual Waivers [5]	0.12%
Net Annual Operating Expenses[6]	0.74%
Advantage U.S. Total Market V.I. Fund
Management Fee	0.75%
Other Expenses	0.30%
Acquired Fund Fees and Expenses	0.00%
Total Annual Operating Expenses[7]	1.05%
Contractual Waivers [8]	0.50%
Net Annual Operating Expenses[9]	0.55%
Dreyfus Stock Index Fund, Inc. 10
Management Fee	0.25%
Other Expenses	0.02%
Total Annual Operating Expenses	0.27%
Dreyfus Variable Investment Fund11
Opportunistic Small Cap Portfolio
Management Fee	0.75%
Other Expenses	0.10%

4 Total Annual Operating Expenses: The Total Annual Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses.
5 Contractual Waivers: As described in the "Management of the Funds" section of the Fund's prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.25% of average daily net assets through April 30, 2019. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.06% of average daily net assets through April 30, 2019. BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund's assets (except for with respect to iShares Alternative Strategies V.I. Fund, iShares Dynamic Allocation V.I. Fund, iShares Dynamic Fixed Income V.I. Fund, iShares Equity Appreciation V.I. Fund and Government Money Market V.I. Fund) estimated to be attributable to investments in other equity and fixed-income mutual funds and EFT's managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2019. Each of these contractual agreements may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
6 Net Annual Operating Expenses: As described in the "Management of the Funds" section of the Fund's prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.25% of average daily net assets through April 30, 2019. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.06% of average daily net assets through April 30, 2019. BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund's assets (except for with respect to iShares Alternative Strategies V.I. Fund, iShares Dynamic Allocation V.I. Fund, iShares Dynamic Fixed Income V.I. Fund, iShares Equity Appreciation V.I. Fund and Government Money Market V.I. Fund) estimated to be attributable to investments in other equity and fixed-income mutual funds and EFT's managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2019. Each of these contractual agreements may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
7 Total Annual Operating Expenses: The Total Annual Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses.
8 Contractual Waivers: As described in the "Management of the Funds" section of the Fund's prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.55% of average daily net assets through April 30, 2019. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% of average daily net assets through April 30, 2019. BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund's assets (except for with respect to iShares Alternative Strategies V.I. Fund, iShares Dynamic Allocation V.I. Fund, iShares Dynamic Fixed Income V.I. Fund, iShares Equity Appreciation V.I. Fund and Government Money Market V.I. Fund) estimated to be attributable to investments in other equity and fixed-income mutual funds and EFT's managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2019. Each of these contractual agreements may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
9 Net Annual Operating Expense: As described in the "Management of the Funds" section of the Fund's prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.55% of average daily net assets through April 30, 2019. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% of average daily net assets through April 30, 2019. BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund's assets (except for with respect to iShares Alternative Strategies V.I. Fund, iShares Dynamic Allocation V.I. Fund, iShares Dynamic Fixed Income V.I. Fund, iShares Equity Appreciation V.I. Fund and Government Money Market V.I. Fund) estimated to be attributable to investments in other equity and fixed-income mutual funds and EFT's managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2019. Each of these contractual agreements may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
10 The Dreyfus Sustainable U.S. Equity Portfolio, Inc., Dreyfus Stock Index Fund, Inc. and Dreyfus Variable Investment Fund – Opportunistic Small Cap Portfolio: Initial Share Class.
11 The Dreyfus Sustainable U.S. Equity Portfolio, Inc., Dreyfus Stock Index Fund, Inc. and Dreyfus Variable Investment Fund – Opportunistic Small Cap Portfolio: Initial Share Class.

Total Annual Operating Expenses	0.85%
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. 12
Management Fee	0.60%
Other Expenses	0.15%
Total Annual Operating Expenses	0.75%
Fee Waiver and/or Expense Reimbursement[13]	0.05%
Net Total Annual Operating Expenses	0.70%
Vanguard® Variable Insurance Fund
Balanced Portfolio
Management Expenses	0.21%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.23%
Capital Growth Portfolio
Management Expenses	0.33%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.36%
Mid-Cap Index Portfolio
Management Expenses	0.16%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.19%
Total Bond Market Index Portfolio
Management Expenses	0.12%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.15%
Total Stock Market Index Portfolio
Management Expenses	0.00%
Investment Advisory Fee	0.00%
Acquired Fund Fees and Expenses	0.16%
Total Annual Portfolio Operating Expenses	0.16%
Examples
These examples are intended to assist in comparing the cost of investing in the policy with the cost of investing in other variable annuity contracts. These costs include (1) contract owner transaction expenses (other than transfer fees and loan fees), (2) annual contract fees, (3) separate account annual expenses, and (4) portfolio fees and expenses.
The examples assume an initial investment of $10,000 in the policy for the time periods indicated.  The examples also assume that the investment has a 5% return each year and assume the maximum fees and expenses of the portfolios.  Although the actual costs may be higher or lower, based on these assumptions, the examples show the expenses that would be paid on a $10,000 investment (a) if policy is surrendered at the end of each time period or (b) if a policy is not surrendered or a policy is annuitized at the end of the applicable time period.

	Time Periods
		1 Year	3 Years	5 Years	10 Years

American Funds Insurance Series®

Blue Chip Income and Growth	(a)	994	1,399	1,829	2,762
	(b)	134	599	1,029	2,224

International Fund	(a)	1,007	1,439	1,896	2,890
	(b)	207	639	1,096	2,359

12 The Dreyfus Sustainable U.S. Equity Portfolio, Inc., Dreyfus Stock Index Fund, Inc. and Dreyfus Variable Investment Fund – Opportunistic Small Cap Portfolio: Initial Share Class.
13 The fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until May 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the Initial Share Class (excluding shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, and extra ordinary expenses) do not exceed .70%. On or after May 1, 2019, The Dreyfus Corporation may terminate this expense limitation agreement at any time.

BlackRock Variable Series Funds, Inc.
Basic Value V.I. Fund	(a)	1,027	1,499	1,997	3,084
	(b)	227	699	1,197	2,563

Advantage U.S. Total Market V.I. Fund	(a)	1,008	1,442	1,901	2,900
	(b)	208	642	1,101	2,369

Dreyfus Stock Index Fund, Inc.	(a)	980	1,357	1,757	2,622
	(b)	180	557	957	2,076

Dreyfus Variable Investment Fund
Opportunistic Small Cap Portfolio	(a)	1,038	1,532	2,052	3,189
	(b)	238	732	1,252	2,674

The Dreyfus Sustainable U.S. Equity Portfolio, Inc..	(a)	1,023	1,487	1,977	3,046
	(b)	223	687	1,177	2,523
Vanguard® Variable Insurance Fund
Balanced Portfolio	(a)	976	1,344	1,737	2,581
	(b)	176	544	937	2,033

Capital Growth Portfolio	(a)	989	1,384	1,804	2,712
	(b)	189	584	1,004	2,171

Mid-Cap Index Portfolio	(a)	972	1,332	1,716	2,541
	(b)	172	532	916	1,990

Total Bond Market Index Portfolio	(a)	968	1,320	1,695	2,500
	(b)	168	520	895	1,947

Total Stock Market Index Portfolio	(a)	969	1,323	1,700	2,510
	(b)	169	523	900	1,958

We based annual expenses of the underlying portfolios on data provided by the portfolio companies for the year ended December 31, 2017. We did not independently verify the data provided; however, we did prepare the examples.
The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The 5% annual rate of return assumed in the examples is not an estimate or guarantee of future performance.

* Vanguard is a trademark of The Vanguard Group, Inc

CONDENSED FINANCIAL INFORMATION
During the accumulation phase, we calculate the value of each participant's share of different sub-accounts with a unit of measurement called an accumulation unit.  The table below sets forth the accumulation unit values as of January 1 and December 31 for each year since the later of (1) 2008 (the last 10 fiscal years of Separate Account C's operations) and (2) the year that the sub-account began operations.  An explanation of how we calculate the value of an accumulation unit is located elsewhere in this document.

	Sub-account Unit Value at January 1	Sub-account Unit Value at December 31	Number of Sub- account Units Outstanding at December 31

American Funds Insurance Series®
Blue Chip Income and Growth[14]

International Fund
2014	$10.000	$9.642	16,837
2015	$9.642	$9.094	55,756
2016	$9.094	$9.298	77,687
2017………………………………………………………………………	$9.298	$12.132	96,168
BlackRock Variable Series Funds, Inc. Basic Value V.I. Fund
2008	$18.272	$11.381	153,102
2009	$11.381	$14.703	200,128
2010	$14.703	$16.339	234,937
2011	$16.339	$15.701	262,533
2012	$15.701	$17.640	279,860
2013	$17.640	$23.994	293,398
2014	$23.994	$25.984	307,128
2015	$25.984	$24.074	306,782
2016	$24.074	$28.028	305,338
2017	$28.028	$29.886	308,769
Advantage U.S. Total Market V.I. Fund
2008	$18.888	$11.156	139,903
2009	$11.156	$14.104	189,099
2010	$14.104	$17.881	222,635
2011	$17.881	$17.187	241,777
2012	$17.187	$19.224	249,806
2013	$19.224	$26.968	257,534
2014	$26.968	$27.954	274,260
2015	$27.954	$25.718	288,705
2016	$25.718	$31.327	286,216
2017	$31.327	$35.198	290,320
Dreyfus Stock Index Fund, Inc.
2007	$16.186	$16.783	186,205
2008	$16.783	$10.392	255,047
2009	$10.392	$12.934	337,272
2010	$12.934	$14.632	399,626
2011	$14.632	$14.684	448,963
2012	$14.684	$16.743	483,990
2013	$16.743	$21.776	511,004
2014 2015 2016	$21.776 $24.331 $24.235	$24.331 $24.235 $26.669	541,370 541,034 535,183
2017	$26.669	$31.930	544,962

Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio
2017	$10.00	$10.914	429

14 The table does not include information for American Funds IS Blue Chip Income and Growth Fund, an investment option available May 1, 2018.

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
2008	$14.849	$9.592	21,428
2009	$9.592	$12.639	26,568
2010	$12.639	$14.296	32,152
2011	$14.296	$14.210	34,966
2012	$14.210	$15.674	38,111
2013	$15.674	$20.744	40,769
2014	$20.744	$23.185	43,155
2015	$23.185	$22.110	46,456
2016	$22.110	$24.040	49,275
2017	$24.040	$27.313	51,079
Vanguard® Variable Insurance Fund
Balanced Portfolio
2008	$12.648	$9.647	146,983
2009	$9.647	$11.680	199,254
2010	$11.680	$12.773	250,570
2011	$12.773	$13.049	305,373
2012	$13.049	$14.469	354,868
2013	$14.469	$17.088	399,513
2014	$17.088	$18.491	445,179
2015	$18.491	$18.232	493,520
2016	$18.232	$19.938	524,393
2017	$19.938	$22.533	543,694
Capital Growth Portfolio
2010	$10.000	$12.114	8,290
2011	$12.114	$11.823	13,151
2012	$11.823	$13.449	23,334
2013	$13.449	$18.348	32,607
2014	$18.348	$21.405	47,817
2015	$21.405	$21.640	81,179
2016	$21.640	$23.629	95,938
2017	$23.629	$29.989	120,977
Mid-Cap Index Portfolio
2014	$10.000	$10.077	10,220
2015	$10.077	$9.785	74,027
2016	$9.785	$10.710	100,428
2017	$10.710	$12.564	124,576
Total Bond Market Index Portfolio
2008	$10.755	$11.490	50,796
2009	$11.490	$11.636	77,222
2010	$11.636	$12.208	112,743
2011	$12.208	$12.946	138,595
2012	$12.946	$13.267	156,603
2013	$13.267	$12.770	168,820
2014	$12.770	$13.321	178,017
2015	$13.321	$13.167	197,757
2016	$13.167	$13.291	212,240
2017	$13.291	$13.549	236,579
Total Stock Market Index Portfolio
2014	$10.000	$9.944	267,253
2015	$9.944	$9.832	319,095
2016	$9.832	$10.902	376,112
2017	$10.902	$12.991	400,972

REVENUE SHARING ARRANGEMENTS
We, or one or more of our affiliates, may receive additional cash payments from one or more of the portfolio companies in exchange for providing certain administrative services.  In consideration for these payments, we agree to perform services such as shareholder servicing, sub-administration and record-keeping, as well as various other administrative services.  These payments do not constitute payment in any manner for investment advisory services and are not otherwise related to investment advisory or distribution services or expenses.  These payments are sometimes referred to as "revenue sharing."  Our sales people do not receive any additional compensation for selling one sub-account over another, and they do not give any special preference to a sub-account just because that fund has a more favorable revenue sharing arrangement with us.
In connection with your fund purchase, we, or one or more of our affiliates, are entitled to receive a percentage of the purchased sub-account's average daily net assets maintained for our policy holders.  These percentages differ based upon the terms of our agreements with the companies as denoted below.  We have entered into revenue sharing arrangements with the following companies:
Portfolio Company	Revenue Sharing %
BlackRock Advisors, LLC	0.10%
The Dreyfus Corporation (with regard to Dreyfus Variable Investment Fund – Opportunistic Small Cap Portfolio)	0.10%
The Dreyfus Corporation (with regard to The Dreyfus Sustainable U.S. Equity Portfolio, Inc.)	0.15%

THE AFMaxx® 457(b) GROUP VARIABLE ANNUITY
Owning a 457(b) Group Variable Annuity Policy
The AFMaxx® 457(b) Group Variable Annuity is a group annuity policy that is designed for use in eligible deferred compensation plans adopted by state and local governmental employers pursuant to Section 457(b) of the Internal Revenue Code.  American Fidelity Assurance Company issues a single policy that acts as a contract between an employer, who is the policyholder on behalf of the participants, and American Fidelity Assurance Company.  Any present or future employee of the policyholder can become a participant by investing in the policy.  Under the policy, American Fidelity Assurance Company promises to pay income to the participants in the form of annuity payments beginning on a date chosen by the participant.  American Fidelity Assurance Company establishes an account for each participant, and the account contains values and reflects activity for the participant.  The person upon whose life the annuity payments are based is called the annuitant.  If the annuitant dies during the accumulation phase, American Fidelity Assurance Company will pay a death benefit to the beneficiary.
Assets held under the policy must be held for the exclusive benefit of participants and their beneficiaries under the plan.  All liabilities with respect to plan participants and their beneficiaries must be satisfied before any part of the assets and income of the policy will be used for, or diverted to, purposes other than for the exclusive benefit of plan participants and their beneficiaries.
Naming a Beneficiary
The beneficiary is the person or entity named in accordance with the plan to receive a benefit in the event of a participant's death.  If the beneficiary and the annuitant die at the same time, we will assume that the beneficiary died first for purposes of paying any death benefits.
Voting Rights
Although American Fidelity Assurance Company legally owns the underlying portfolios' shares, we believe that we must get instructions from participants or the policyholders about how to vote the shares when an underlying portfolio company solicits proxies in conjunction with a shareholder vote.  When we receive appropriate voting instructions, we will vote all of the shares we own in proportion to those instructions.  This type of voting may allow a small number of policy owners to control the outcome of the vote.  If we determine that we are no longer required to seek voting instructions, we will vote the shares in our own right.

ABOUT THE PARTICIPANT ACCOUNT
Purchase Payments
Money is invested in the policy when purchase payments are made.  Purchase payments can only be made during the accumulation phase.  Except for the initial purchase payment, purchase payments will be credited within one business day of receipt in our office.  Depending on the plan, the amount of a participant's purchase payments may be increased, decreased or changed at any time.  All payment allocations must be in whole percentages.  Purchase payments made by or on behalf of a participant must be at least $300 annually, unless we agree to a lesser amount.  A participant account will not lapse even if no purchase payments are made during a policy year.
Once we receive a minimum initial purchase payment of $25 and the proper enrollment forms, we will (1) issue verification of participation in the policy, and (2) allocate the initial purchase payment according to instructions provided within two business days.  We will contact the participant if additional information is needed to complete the application process. We reserve the right to reject any application or purchase payment.  At the time the policy is purchased, the annuitant cannot be older than 85 years old or the maximum age permitted under state law.  American Fidelity Assurance Company allocates purchase payments to each participant's account as instructed by the policyholder, in accordance with the terms of the plan.  Subsequent purchase payments will be allocated in the same manner unless we receive other instructions.  The policyholder, or the participant, if the plan permits, may change allocations among sub-accounts for future purchase payments.
Accumulation Units
In order to keep track of the value of a participant account during the accumulation period, we use a measurement called an accumulation unit.  Every purchase payment increases the number of accumulation units in a participant's account.  To determine the number of accumulation units that we should credit to a participant account, we determine the value of the accumulation unit for each sub-account to which the participant allocates purchase payments.  Because each sub-account has its own value, the value of the accumulation unit for each of the sub-accounts differs.  We calculate the value of accumulation units after the New York Stock Exchange closes and then credit the participant account accordingly.  On each day that both the New York Stock Exchange and American Fidelity Assurance Company are open, we determine the value of an accumulation unit for each sub-account by dividing the total value of a sub-account's net assets by the number of the sub-account's outstanding accumulation units.
The value of an accumulation unit relating to any sub-account may go up or down from day to day.  If a participant allocates purchase payments to any of the variable investment options, the value of his or her participant account will fluctuate depending upon the investment performance of the portfolio(s) corresponding to the sub-account(s) to which the participant has allocated purchase payments.  (This is not true if a participant invests solely in the Guaranteed Interest Account.)  The value of a participant account also depends on the expenses of the policy and the underlying portfolio.
When a purchase payment is made, we credit the appropriate participant account with accumulation units using the accumulation unit value next determined after we receive the purchase payment.  The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to a sub-account by the value of the accumulation unit for that sub-account.  When a withdrawal is made, the number of accumulation units in the participant account will decrease.  For more information about withdrawals, see the "Withdrawals" information that appears elsewhere in this document.
The following example illustrates how we calculate the number of accumulation units that should be credited to a participant account when purchase payments are made.
Example
On Thursday, we receive an additional purchase payment of $100 designated to a participant account.  The participant previously allocated 100% of this amount to The Dreyfus Stock Index Fund sub-account.  When the New York Stock Exchange closes on that Thursday, we determine that a sub-account accumulation unit for The Dreyfus Stock Index Fund is valued at $10.75.  To determine the increased value of the participant account, we divide $100 by $10.75 and credit the participant account on Thursday night with 9.30 accumulation units of The Dreyfus Stock Index Fund sub-account.

RECEIVING PAYMENTS FROM THE ANNUITY
Annuity Date
In accordance with the plan, an annuity date will be established for each participant, at which time the participant will begin receiving regular monthly income payments (sometimes called distributions) from the annuity.  We must be notified of the desired annuity date at least 30 calendar days before annuity payments begin.
The earliest annuity date that may be requested for commencement of a participant's annuity payments is 30 calendar days after a participant's effective date.  The annuity date may not be later than the annuitant's 85th birthday or the maximum date permitted under state law, whichever is earlier.  The annuity date may not be later than the earliest of the distribution date required by (i) federal law, (ii) the contract owner's tax qualified plan, or (iii) if applicable, state law.  This annuity date may be changed by written request any time before the original annuity date, and at least 30 calendar days before the new annuity date.  Please read the plan for other information related to distributions.
The duration of a participant's annuity phase will impact the amount of the participant's monthly annuity payments.  Choosing an early annuity date may increase the duration of a participant's annuity phase, which will decrease the amount of the participant's monthly annuity payments.  Other material factors that determine the level of annuity benefits are the age of the annuitant, accumulation value of the annuity contract, and type and duration of the annuity option selected.
Selecting an Annuity Option
Four annuity payment options are available under the policy.  In order to receive annuity payments under an annuity option, we must receive notice of the annuity option selected at least 30 calendar days before the annuity date.  If an option is based on life expectancy, we will require proof of the payee's date of birth.

Annuity Payments
Annuity payments are paid in monthly installments unless you elect to receive them quarterly, semi-annually or annually.  Electing to receive payments less frequently will increase the individual payment amount.  However, the amount of the quarterly, semi-annual or annual installments will be actuarially equivalent (mathematically equivalent) to the monthly installment.  The amount of the first monthly payment depends on the annuity option selected and the age of the annuitant at the time the first payment is due.  The participant's adjusted account value will be applied to the applicable annuity table based on the annuity option selected.  The policy contains tables indicating the dollar amount of the first fixed monthly payment under each annuity payment option for each $1,000 of value applied.  The guaranteed interest rate on all options is 3% compounded annually.  We may suspend, defer, or postpone annuity payments as described elsewhere in this document.
As permitted by the plan, one of the following annuity options may be chosen.  If no annuity option is selected, we will make monthly annuity payments to you in accordance with Option 2 below.  We may make other annuity options available from time to time.  After annuity payments begin, the annuity option cannot be changed.

OPTION 1	Lifetime Only Annuity	We will make monthly payments during the life of the annuitant. If this option is elected, payments will stop when the annuitant dies.
OPTION 2	Lifetime Annuity with Guaranteed Periods
We will make monthly payments for the guaranteed period selected and thereafter, during the life of the annuitant. When the annuitant dies, any amounts remaining under the guaranteed period selected will be distributed to the beneficiary at least as rapidly as they were being paid as of the date of the annuitant's death. The guaranteed period may be 10 years or 20 years.

OPTION 3	Joint and Survivor Annuity
We will make monthly payments during the joint lifetime of two people, usually husband and wife.  Payments will continue during the lifetime of the survivor of those two people and will be computed on the basis of 100%, 66 2/3%, or 50% of the annuity payment in effect originally.
If a reduced payment of 66 2/3% or 50% to the surviving annuitant is selected, fixed annuity payments will be equal to 66 2/3% or 50%, as applicable, of the fixed annuity payment during the period while both annuitants were still living.  Generally, when an annuity option is based on two lives instead of one, the amount of the monthly annuity income is less during the joint lifetime of the annuitants than it would be otherwise.

OPTION 4	Period Certain
We will make monthly payments for a specified period. The specified period must be at least five years and cannot be more than 30 years.  This option is available as a fixed annuity only.  When the annuitant dies, any amounts remaining under the specified period selected will be distributed to the beneficiary at least as rapidly as they were being paid as of the annuitant's death.

INVESTMENT OPTIONS
When purchase payments are made in connection with the AFMaxx® 457(b) Group Variable Annuity, a participant can allocate his or her purchase payments under the policy to one or more of Separate Account C's sub-accounts and the Guaranteed Interest Account.  Each of the sub-accounts is a variable investment option and corresponds with one of the portfolios listed below.

NAME	TYPE OF PORTFOLIO COMPANY	INVESTMENT ADVISOR/ SUB-ADVISOR
American Funds Insurance Series ® • Blue Chip Income and Growth Fund • International Fund Call 1.800.421.9900 ext. 65413 to request portfolio prospectus	Open‑end, management investment company.	Advisor: Capital Research and Management CompanySM Sub-Advisor: None
BlackRock Variable Series Funds, Inc. • Basic Value V.I. Fund • Advantage U.S. Total Market V.I. Fund Call 1.800.441.7762 to request portfolio prospectus	Open‑end, management investment company.	Advisor: BlackRock Advisors, LLC Sub-Advisor: None
Dreyfus Stock Index Fund, Inc. Call 1.800.DREYFUS to request portfolio prospectus	Open‑end management investment company	Advisor: The Dreyfus Corporation Index Manager: BNY Mellon Asset Management North America Corporation (affiliate of The Dreyfus Corporation)
Dreyfus Variable Investment Fund • Opportunistic Small Cap Portfolio Call 1.800.DREYFUS to request portfolio prospectus	Open-end management investment company	Advisor: The Dreyfus Corporation Sub-Advisor: None
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. Call 1.800.DREYFUS to request portfolio prospectus	Open-end management investment company	Advisor: The Dreyfus Corporation Sub-Advisor: Newton Investment Management (North America) Limited (affiliate of The Dreyfus Corporation)
Vanguard® Variable Insurance Fund
• Balanced Portfolio
• Capital Growth Portfolio
• Mid-Cap Index Portfolio
• Total Bond Market Index Portfolio
• Total Stock Market Index Portfolio

Call 1.800.522.5555 to request portfolio prospectus
Open-end, management investment company.
Advisor of Vanguard VIF Balanced Portfolio: Wellington Management, LLC
Advisor of Vanguard VIF Capital Growth Portfolio:  PRIMECAP Management Company
Advisor of Vanguard VIF Mid-Cap Index Portfolio, Vanguard VIF Total Bond Market Index Portfolio and Vanguard VIF Total Stock Market Index Portfolio: The Vanguard Group, Inc.
None of the available Vanguard portfolios have a sub-advisor.

Shares of each of the portfolio companies are issued and redeemed in connection with investments in and payments under certain variable annuity policies and variable life insurance policies of various life insurance companies which may or may not be affiliated.  None of the portfolio companies believe that offering its shares in this manner will be disadvantageous.  Nevertheless, the board of trustees or the board of directors, as applicable, of each portfolio company intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and in order to determine what action, if any, should be taken.  If such a conflict were to occur, one or more of the insurance company separate accounts might withdraw their investments from a portfolio company.  An irreconcilable conflict might result in the withdrawal of a substantial amount of a portfolio's assets, which could adversely affect such portfolio's net asset value per share.
Prospective investors should read the prospectuses for the portfolios carefully before investing.  The prospectuses contain detailed information about the eligible portfolios, including information about deductions from and expenses paid out of the assets of the portfolios.  Copies of the portfolios' prospectuses may be requested by calling the telephone numbers in the Investment Options table.  To request a copy of the Statement of Additional Information of any of the portfolios, call the telephone numbers in the Investment Options table or contact us at the address and phone number on the cover of this prospectus.
Interests in the Guaranteed Interest Account are not registered under the Securities Act of 1933 because of certain exemptive and exclusionary provisions.  The Guaranteed Interest Account also is not registered as an investment company under the Investment Company Act of 1940.  Accordingly, neither the Guaranteed Interest Account nor any interests in it are subject to the provisions of these Acts.  Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
Substitution
At our discretion, we may substitute another eligible investment option for any one of the portfolios available under the AFMaxx® 457(b) Group Variable Annuity.  If we decide to make a substitution, we will provide notice of our intention.
Transfers
Upon receipt of proper instructions, and as the plan permits, we will make transfers between any of the investment options to which payments have been allocated.  We reserve the right to limit the number of transfers that may be made.  All asset transfers made in any one day count as one transfer.  We will not be liable for transfers made at a participant's or a policyholder's direction.  All transfers must be in whole percentages.  Currently, there is no transfer fee; however, we reserve the right, at any time and without prior notice, to end, suspend, or change the transfer privilege, in which case we will provide written notice of any such action.
Automatic Dollar Cost Averaging
Automatic dollar cost averaging allows a participant to transfer an established amount of money each quarter from one investment option to another.  The minimum amount that may be transferred from an investment option in this way is $500.  Only one investment option can be used as the source of a transfer.  By transferring the same amount on a regular schedule instead of transferring a larger amount at one time, a participant may be less susceptible to the impact of market fluctuations.  Automatic dollar cost averaging is only available during the accumulation phase.  Currently, there is no transfer fee; however, we reserve the right to take into account transfers made under the automatic dollar cost averaging program in determining any transfer fee that is applicable in the future.
Asset Rebalancing
After a participant allocates his or her money to different investment options, the performance of the different investment options may cause the allocation of the total investment to shift.  At the participant's direction, we will automatically rebalance a participant account to return the total investment to the original percentage allocations.  If a participant requests our asset rebalancing service, we will make any necessary transfers on the first day after the end of the policy year.  Asset rebalancing is only available in the accumulation phase.

Frequent Purchases and Redemptions
Market timing policies and procedures are designed to address the excessive short-term trading of investment company securities that may be harmful to the remaining policy owners.  Although market timing by participants is generally not illegal, we are aware that successful market timers may, in some circumstances, make profits at the expense of passive participants who engage in various long-term or passive investment strategies.
We have identified the possibility that participants may attempt to use market timing strategies in connection with Separate Account C, which includes variable investment options, as well as a fixed annuity account option.  Market timing can be accomplished by switching back and forth between investment options.  Market timing can make it very difficult for a portfolio company to manage an underlying portfolio's investments. Frequent transfers may cause a portfolio company to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance.  For these reasons, the policy was not designed for persons who make programmed, large, or frequent transfers.
In light of the risk posed to participants and other portfolio investors by market timing, we reserve the right, at any time and without prior notice, to end, suspend, or change the ability of participants to transfer assets between investment options, as allowed by state law, if we detect suspicious transfer activity.  In furtherance of this general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:
•
We may impose specific restrictions on transactions for certain investment options, including, but not limited to, the ability to suspend or terminate the offering of an investment option, based on the transfer restriction policies of the underlying portfolios.  We may do so to conform to any present or future restriction that is imposed by any portfolio available under this policy.

•	We do not accept telephone transactions.
•	We reserve the right to postpone payment from the Guaranteed Interest Account for a period of up to six months.
•
We have adopted a policy requiring our personnel to maintain a record of all orders received between 2:45 p.m. and 3:00 p.m. Central Time pursuant to individual wire transfer contributions, walk-in withdrawals, interfund transfer requests received by facsimile, and electronic transfers through our website.  This record is reviewed monthly and any suspicious patterns are reported and subjected to additional review.

•
If a participant attempts to avoid the restrictions on their ability to transfer among investment options by withdrawing funds and reinvesting, the participant will be assessed a withdrawal charge of up to 8% at the time of each withdrawal.  While not designed specifically to discourage market timing activities, these expenses have a tendency to discourage them.

Although we may exercise our discretion on a case-by-case basis, we anticipate applying our policies regarding frequent purchases and redemptions uniformly in all cases, absent exceptional circumstances, including uniform application to trades that occur through omnibus accounts at any intermediaries.  However, because we do retain the right to exercise our discretion on a case by case basis, certain policy owners may be able to successfully use market timing strategies in connection with Separate Account C.
Although our transfer restrictions are designed to prevent excessive transfers, the restrictions are not capable of preventing every potential occurrence of excessive transfer activity, particularly with regard to electronic transfers.  We continue to believe, however, that our transfer restrictions provide adequate protection to policy owners and other portfolio investors from the risks generally associated with market timing.

EXPENSES
Charges and expenses that exist in connection with the AFMaxx® 457(b) Group Variable Annuity will reduce a participant's investment return.  You should carefully read this section for information about these expenses.
Insurance Charges
We pay all of the operating expenses of Separate Account C, and we deduct insurance charges from each participant account.  We deduct the insurance charges when we calculate the value of the accumulation units.  The insurance charges include:
•	mortality and expense risk;
•	administrative expense; and
•	distribution expense.
Mortality and Expense Risk Charge.  The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily value of the policy invested in a portfolio, after expenses are deducted.  This charge compensates us for all the insurance benefits provided by the policy, including the guarantee of annuity rates, the death benefits, and certain other expenses related to the policy, and for assuming the risk that the current charges will not be sufficient in the future to cover the cost of administering the policy.
Administrative Charge.  The administrative charge for each participant is equal, on an annual basis, to 0.15% of the average daily value of the participant account invested in a portfolio, after portfolio expenses are deducted.  We may increase this charge, but it will never be more than 0.25% of the average daily value of a participant account invested in a portfolio.  This charge is for all the expenses associated with the policy's administration.  Some examples of these expenses include:  preparing the policy, confirmations, annual reports and statements, maintaining policy records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.
Distribution Expense Charge.  The distribution expense charge for each participant is equal, on an annual basis, to 0.10% of the average daily value of the participant account invested in a portfolio, after portfolio expenses are deducted.  We may increase this charge, but it will never be more than 0.25% of the average daily value of the participant account invested in a portfolio.  This charge compensates us for the costs associated with distributing the policies.
Withdrawal Charge
Any withdrawals made may be subject to a withdrawal charge that compensates us for expenses associated with selling the AFMaxx® 457(b) Group Variable Annuity.  The withdrawal charge is a percentage (up to 8%) of the amount withdrawn, as shown in the Fee Table on page 3.  We calculate the withdrawal charge at the time of each withdrawal.  No withdrawal charge will be applied when a death benefit is paid.
Portfolio Expenses
In addition to the charges discussed above, there are deductions from, and expenses paid out of, the assets of the portfolios.  The portfolio expenses are described in the prospectuses for the portfolios.
Taxes
If we have to pay state or other governmental entity (e.g., municipalities) premium taxes or similar taxes relating to the policy, we will deduct the amount of the tax from the policy.  Some of these taxes are due when the policy is issued; others are due when your annuity payments begin.  We pay any premium taxes when they become payable to the states.  Premium taxes generally range from 0% to 3.5%, depending on the state.
We will also deduct from the policy any income taxes that we incur as a result of the policy.  Currently, we are not making any such deductions.
WITHDRAWALS
If a policyholder's plan permits, a participant may be allowed to withdraw cash from his or her participant account by redeeming all or part of the accumulation units in his or her participant account at any time during the accumulation period, before we begin making annuity payments.  After we begin making annuity payments, no withdrawals or redemptions may be made.

Any partial withdrawal must be at least $250, although we may make exceptions for unforeseen emergencies, as defined by the plan.  The redemption value of a participant account is equal to the value of the accumulation units in the account next computed after we receive the request for withdrawal on a form we accept.  The withdrawal charge, if applicable, and any taxes due will be deducted from the amount withdrawn before the participant receives it.  In the event of a withdrawal, we will deduct the amount withdrawn proportionately from each of the participant's investment options. If a participant does not want the withdrawal to come from each of his or her investment options proportionately, the participant must specify the investment options from which the withdrawals are to be made, using a form we accept.  We reserve the right to distribute the full amount of any participant account that, after a withdrawal, has a value of less than $100.  Income taxes and certain restrictions may apply to any withdrawals.
A withdrawal is a redemption of accumulation units.  If accumulation units are redeemed, the number of accumulation units in a participant's account will decrease. The reduction in the number of accumulation units will equal the amount withdrawn, divided by the applicable accumulation unit value next computed after we receive the withdrawal request.  A participant's request for withdrawal must be submitted to us in writing on a form we accept. In certain instances, we may require additional documents, such as trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority.  All proper withdrawal requests received before 3:00 p.m., Central Time, will receive same-day pricing.
Withdrawal requests received after 3:00 p.m. Central Time will be processed the next business day.  Withdrawal proceeds will be mailed within seven calendar days of the date on which we received your withdrawal request in good order.  However, we may delay the mailing of a redemption check for recently purchased accumulation units until such time as the payment check has cleared.
Suspension of Payments or Transfers
We may be required to suspend or postpone payments or withdrawals or transfers for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency exists as a result of which disposal of the fund shares is not reasonably practicable or we cannot reasonably value the fund shares; or
•	during any other period when, by order, the Securities and Exchange Commission permits such suspension or postponement for the protection of owners.
We reserve the right to defer payment for a withdrawal or transfer from the Guaranteed Interest Account for the period permitted by law but not for more than six months.
DEATH BENEFIT
The death benefit amount will be paid within seven calendar days of receipt of proof of death and proper written instructions, unless we suspend, defer, or postpone payments as described elsewhere in this document.
Death of Participant Before the Annuity Date
If a participant dies prior to the annuity date, the death benefit will be the greater of:  (1) the participant's purchase payments, less any withdrawals and withdrawal charges, or (2) the participant's account value, adjusted for taxes determined as of the valuation period during which we receive both proof of death and proper written instructions.
Death of Annuitant After the Annuity Date
If an annuitant dies on or after the annuity date, during the annuity phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the annuitant's death.
TAXES
    The following general tax discussion is not intended as tax advice. You should consult your own tax advisor about your personal circumstances.  American Fidelity Assurance Company does not guarantee the tax status of the policies. Purchasers bear the complete risk that the policies may not be treated as "Annuity Contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Code Section 457 Plans
Section 457(b) of the Code allows employees and independent contractors of state and local governments to defer a portion of their salaries or compensation to retirement years without paying current income tax on either the deferrals or the earnings on the deferrals.  A plan that satisfies the requirements of Code Section 457(b) is referred to as a "457(b) Plan".
Restriction on Distributions
The Code limits distributions from a 457(b) Plan.  Distributions can only be made:
•	beginning with the calendar year in which the participant attains age 70½;
•	when a participant has a severance of employment;
•	when a participant dies; or
•	when a participant is faced with an "unforeseeable emergency" (as defined in the plan, pursuant to the Code and Treasury Regulations).
Benefits under a 457(b) Plan are also subject to the terms and conditions of the Plan regardless of the terms and conditions of the policies issued pursuant to this prospectus.  The terms of the Plan may limit the rights otherwise available under the policies.
Required Distributions
A 457(b) Plan must meet certain rules concerning required minimum distributions that are set forth in the Code.  These required minimum distributions are required to begin for a participant by the April 1 of the calendar year following the latest to occur of the participant's attainment of age 70½ or the participant's retirement.  The distributions are calculated based on the value of the participant's account and the participant's age.  Required Distributions may not be rolled over to another plan.
Tax Treatment of Assignments
Benefits under a 457(b) Plan may not be assigned.  However, a 457(b) plan is permitted to provide loans to participants if specific requirements are met.
Tax Treatment of Distributions
Because all of the contributions to the participant accounts are made on a pre-tax basis, all distributions will be subject to federal income tax.  Taxation of a distribution may be deferred if the distribution is an Eligible Rollover Distribution and is rolled into an Eligible Retirement Plan. An Eligible Rollover Distribution is a non-periodic distributions that is not: (a) part of a series of substantially equal periodic payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of ten years or more; (b) a distribution which are required minimum distributions; or (c) a distribution made in the event of an unforeseeable emergency as defined in regulations issued by the Treasury Department.  An Eligible Retirement Plan is a tax qualified plan or IRA including a Code Section 403(b) plan, a 401(k) Plan, a traditional IRA and another governmental Section 457(b) plan.
Taxes will be due on the amount of any distribution as it is paid at ordinary income tax rates.
You should discuss with a tax advisor the tax implications of a distribution before electing to receive a distribution from the Plan.
Penalty Tax on Distributions Attributed to Rollovers
Generally, in addition to ordinary income tax, a penalty equal to 10% of the amount of any payment will apply to any distribution received from the AFMaxx®457(b) Group Variable Annuity to the extent attributable to a rollover from a qualified plan, an IRA, or a 403(b) plan, if received by the participant before the age of 59½, except by reason of death, disability, or as part of a series of payments for life or life expectancy following a separation from service or other exceptions which may apply.

Income Tax Withholding
All distributions from governmental 457(b) plans (except distributions that are rolled over to an Eligible Retirement Plan) are includible in the gross income of the participant when distributed, and will be subject to federal income tax withholding pursuant to Section 3405 of the Code.  The participant may elect not to have taxes withheld or to have withholding done at a different rate unless the distribution is an eligible rollover distribution. Participants are liable for payment of any federal income tax payable on a distribution and those who elect not to have withholding made or who elect to have withholding done at a different rate are still required to pay the full amount of any tax owed. Participants who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, United States citizens residing outside of the country, or United States legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.
There is a mandatory 20% withholding for Eligible Rollover Distributions that are not directly transferred to an Eligible Retirement Plan. An Eligible Rollover Distribution that is distributed to the participant is eligible to be rolled over to an "Eligible Retirement Plan" if the rollover is completed within 60 calendar days of receipt of the eligible rollover distribution by the participant. An Eligible Rollover Distribution other than a direct rollover is subject to the 20% withholding and any withheld amount not rolled over will be recognized as taxable income. Any federal income tax withheld will be applied against the participant's federal income tax liability for the year of distribution and is available for refund. Participants should consult their own tax counsel or other tax advisor regarding withholding requirements.
A distribution may be converted directly to a Roth IRA, subject to certain restrictions in Code Section 408A, but will be subject to federal income tax. You should seek competent advice about the tax consequences of any distributions.
Diversification
The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract.  We believe that all of the portfolios are being managed in such a way that they comply with the requirements.
Neither the Internal Revenue Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not American Fidelity Assurance Company, would be considered the owner of the shares of the portfolios.  If you are considered the owner of the portfolios' shares, it will result in the loss of the favorable tax treatment for the policy.  It is unknown to what extent under federal tax law owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios for which owners may select.  If any guidance is provided that is considered a new position, then the guidance would generally be applied prospectively.  However, if such guidance is a position which is not new, it may be applied retroactively and you, as the owner of the policy, could be treated as the owner of the portfolios. See the additional discussion of this issue in the Statement of Additional Information.
Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.
OTHER INFORMATION
American Fidelity Assurance Company
We are an Oklahoma stock life insurance company organized in 1960.  We are licensed to conduct life, annuity, and accident and health insurance business in 49 states, the District of Columbia, Guam and American Samoa.  Our office is located at 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114.
We have been a wholly owned subsidiary of American Fidelity Corporation since 1974.  The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises A Limited Partnership, an Oklahoma limited partnership.  William M. Cameron and Lynda L. Cameron each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership.  The address of both American Fidelity Corporation and Cameron Enterprises A Limited Partnership, is 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114.

Separate Account C
We established Separate Account C under Oklahoma insurance law in 2002 to hold the assets that underlie the AFMaxx® 457(b) Group Variable Annuity.  Separate Account C is registered with the SEC as a unit investment trust under the Investment Company Act of 1940; its inception date is June 4, 2002.  The Separate Account is divided into multiple sub-accounts.
We hold Separate Account C's assets in our name on behalf of Separate Account C, and those assets legally belong to us.  Under Oklahoma law, however, those assets cannot be charged with liabilities that arise out of any other business that we conduct.  All of the income, gains, and losses (realized or unrealized) that result from Separate Account C's assets are credited to or charged against Separate Account C without regard to our other income, gains, and losses.  We are obligated to pay all benefits and make all payments under the AFMaxx® 457(b) Group Variable Annuity.
Underwriter
American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies.  The principal business address of American Fidelity Securities, Inc. is 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114.
Legal Proceedings
There are no pending material legal proceedings affecting us, Separate Account C, or American Fidelity Securities, Inc.
Financial Statements
Our financial statements and Separate Account C's financial statements are included in our Statement of Additional Information.  For a free copy of the Statement of Additional Information, call us at 800.662.1113 or write us at P.O. Box 25520, Oklahoma City, Oklahoma 73125-0520 or e-mail us at va.help@americanfidelity.com.

________________________		PLACE
________________________		STAMP
________________________		HERE

American Fidelity Assurance Company
P.O. Box 25520
Oklahoma City, OK 73125-0520

Attention: Annuity Services Department

Please send me the Statement of Additional Information for the following:

AFMaxx® 457(b) Group Variable Annuity	Dreyfus Variable Investment Fund
American Funds Insurance Series®	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
BlackRock Variable Series Funds, Inc.	Vanguard® Variable Insurance Fund
Dreyfus Stock Index Fund, Inc.

Name      ________________________________________________________________
(please print)
Address ________________________________________________________________

________________________________________________________________

________________________________________________________________

AFMaxx® 457(b) Group Variable Annuity

issued by

American Fidelity Separate Account C

and

American Fidelity Assurance Company

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2018

This is not a prospectus.  This Statement of Additional Information should be read in conjunction with the Prospectus dated May 1, 2018 for the AFMaxx® 457(b) Group Variable Annuity.
The Prospectus concisely sets forth information that a prospective investor should know before investing.  For a copy of the Prospectus,

write to us at:	call us at:	e-mail us at:
P.O. Box 25520 Oklahoma City, Oklahoma 73125-0520	1.800.662.1113	va.help@americanfidelity.com

AFMaxx® 457(b) Group Variable Annuity

issued by

American Fidelity Separate Account C

and

American Fidelity Assurance Company

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2018

AFMaxx® 457(b) Group Variable Annuity

issued by

American Fidelity Separate Account C

and

American Fidelity Assurance Company

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2018

GENERAL INFORMATION AND HISTORY OF
AMERICAN FIDELITY ASSURANCE COMPANY
American Fidelity Assurance Company, which was organized in Oklahoma in 1960, is a wholly owned subsidiary of American Fidelity Corporation, an insurance holding company. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises A Limited Partnership, an Oklahoma limited partnership.  William M. Cameron and Lynda L. Cameron each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership.
FEDERAL TAX STATUS
NOTE: The following is a description of federal income tax law applicable to annuities in general. You should seek competent tax advice regarding the matters discussed in the Prospectus and this Statement of Additional Information. American Fidelity Assurance Company does not guarantee the tax status of the policies. You bear the complete risk that the policies may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.
General
American Fidelity Assurance Company is taxed as a life insurance company under the Internal Revenue Code (the "Code"). For federal income tax purposes, Separate Account C is not a separate entity from American Fidelity Assurance Company and its operations form a part of American Fidelity Assurance Company.
Annuity Policies in General
Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs the taxation of annuities.  It generally provides that you will not be taxed on any increase in the value of your policy until a distribution occurs — either as a lump sum payment or as annuity payments. Different rules exist regarding how you will be taxed depending on the distribution and the type of policy. A lump sum payment received as a total surrender (total redemption) or death benefit, will be taxed on the portion of the payment that exceeds the cost basis of the policy. For non-qualified policies, this cost basis is generally the purchase payments, while for qualified policies there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

1

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the policy (adjusted for any period certain or refund feature) by the number of years over which the annuity is expected to be paid. The exclusion amount for payments made from a policy issued pursuant to a qualified plan is generally determined by dividing the cost-basis of the policy by the anticipated number of payments to be made under the policy. Payments received after the investment in the policy has been recovered (i.e., when the total of the excludable amounts equal the investment in the policy) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain annuities issued under qualified plans there may be no cost basis in the policy.
Diversification
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (the "Treasury Department"). Disqualification of the policy as an annuity contract would result in imposition of federal income tax to you with respect to earnings allocable to the policy prior to the receipt of payments under the policy. The Code contains a safe harbor provision which provides that annuity contracts such as the policies meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities, and securities of other regulated investment companies.
The Treasury Department has issued regulations (including Treas. Reg. § 1.817-5) which establish diversification requirements for the investment portfolios underlying variable contracts such as the policies. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.
American Fidelity Assurance Company intends that all funds underlying the policies will be managed by the investment advisors in such a manner as to comply with these diversification requirements.
The diversification regulations issued by the Treasury Department do not provide guidance regarding the circumstances in which owner control of the investments of Separate Account C will cause the owner to be treated as the owner of the assets of Separate Account C, thereby resulting in the loss of favorable tax treatment for the policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.
The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of Separate Account C resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the policy prior to receipt of payments under the policy.
In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of Separate Account C.
Due to the uncertainty in this area, American Fidelity Assurance Company reserves the right to modify the policy in an attempt to maintain favorable tax treatment.

2

OFFERING OF THE AFMaxx®457(b) GROUP VARIABLE ANNUITY
American Fidelity Separate Account C offers the AFMaxx®457(b) Group Variable Annuity to employers of public school educators in grades K-12 (including school administrators and staff) in order to address their retirement savings and other insurance product needs.  This is accomplished by our sales representatives meeting directly with such educators.
FIXED ANNUITY PAYOUT
The dollar amount of each fixed annuity payment will be at least as great as that determined in accordance with the annuity table that corresponds with the annuity option selected.  The fixed annuity provides an annual guaranteed interest rate on all annuity options.
UNDERWRITER
American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies.  The policies are offered on a continuous basis.  The aggregate underwriting commissions paid to and retained by American Fidelity Securities in connection with Separate Account C for 2017, 2016 and 2015 were $74,900, $60,431and $64,476, respectively.
CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The name and address of the person who maintains physical possession of the accounts, books and other documents of American Fidelity Separate Account C required by Section 31(a) of the Investment Company Act of 1940 is Jeanette Rice, President and Chief Operations Officer of American Fidelity Assurance Company, 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114.
The financial statements of American Fidelity Separate Account C and the financial statements and schedules of American Fidelity Assurance Company included in this Statement of Additional Information have been audited by KPMG LLP, Independent Registered Public Accounting Firm, as stated in its reports appearing herein.  KPMG LLP's address is 210 Park Avenue, Suite 2650, Oklahoma City, Oklahoma 73102.

3

INVESTMENT CONSULTANT
InvesTrust Consulting, LLC, 5100 N. Classen Blvd., Suite 600, Oklahoma City, Oklahoma 73118, acts as an investment consultant for the registrant and American Fidelity Assurance Company.  Under the Investment Consultant Agreement, from time to time, InvesTrust Consulting, LLC provides certain reports and information to Separate Account C and American Fidelity Assurance Company.  InvesTrust Consulting, LLC is an indirect subsidiary of American Fidelity Corporation, which owns 100% of American Fidelity Assurance Company.
American Fidelity Assurance Company pays any compensation payable to InvesTrust Consulting, LLC for services provided to Separate Account C.  InvesTrust Consulting received $17,315, $14,678 and $18,882 for services provided to Separate Account C in 2017, 2016 and 2015, respectively.
LEGAL OPINION
McAfee & Taft A Professional Corporation, Oklahoma City, Oklahoma, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the policies.
FINANCIAL STATEMENTS
Following are the financial statements of Separate Account C and the financial statements and schedules of American Fidelity Assurance Company.  The financial statements of American Fidelity Assurance Company should be considered only as bearing upon the ability of American Fidelity Assurance Company to meet its obligation under the policies; they should not be considered as bearing on the investment performance of the assets held in Separate Account C.

4

AMERICAN FIDELITY SEPARATE ACCOUNT C

Financial Statements

December 31, 2017
(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

The Board of Directors
American Fidelity Assurance Company and
Contract Owners
 American Fidelity Separate Account C:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the American Fund International, BR Advantage US Total Market, BR Basic Value V.I., DR Stock Index, DR Sustainable US Equity, DR Opportunistic Small Cap (commenced operations on October 1, 2017), VG Total Bond Market Index, VG Balanced, VG Capital Growth, VG Total Stock Index and VG Mid Cap Index segregated subaccounts of American Fidelity Separate Account C (Account C) as of December 31, 2017, and the related statements of operations for the period since commencement of operations or the year then ended, the statements of changes in net assets for the period since commencement of operations or for each of the years in the two year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the aforementioned segregated subaccounts of American Fidelity Separate Account C as of December 31, 2017, the results of their operations for the period since commencement of operations or the year then ended, the changes in their net assets for the period since commencement of operations or for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account C's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/KPMG LLP

We have served as the auditor of one or more American Fidelity Separate Accounts since 1990.

Oklahoma City, Oklahoma
 February 27, 2018

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Assets and Liabilities
December 31, 2017
	Segregated Subaccounts
	American	BR Advantage	BR	DR	DR	DR
	Fund	US Total	Basic	Stock	Sustainable	Opportunistic
	International	Market	Value	Index	US Equity	Small Cap
Investments:
American Fund International (53,742 shares at
net asset value of $21.71 per share) (cost $1,042,340)	$1,166,743	—	—	—	—	—
Blackrock Advantage US Total Market (398,699 shares at net
asset value of $25.63 per share) (cost $8,808,699)	—	10,218,660	—	—	—	—
Blackrock Basic Value V.I. Fund (591,533 shares at net asset value
of $15.60 per share) (cost $8,219,931)	—	—	9,227,909	—	—	—
Dreyfus Stock Index Fund (325,372 shares at net asset value
of $53.48 per share) (cost $11,288,441)	—	—	—	17,400,911	—	—
Dreyfus Sustainable US Equity (34,645 shares
at net asset value of $40.27 per share) (cost $1,144,021)	—	—	—	—	1,395,147
Dreyfus VIF Opportunistic Small Cap (77 shares
at net asset value of $60.92 per share) (cost $4,350)						4,679
Subscription receivable	142	3,315	3,599	9,680	417	—
Receivable for pending investment transactions	6	—	—			2

Total assets	1,166,891	10,221,975	9,231,508	17,410,591	1,395,564	4,681

Liabilities:
Payable due to related party	144	1,262	1,520	2,149	230	2
Payable for pending investment transactions	—	1,851	1,614	6,802	142	—
Redemption payable	4	202	465	729	45	—
Total liabilities	148	3,315	3,599	9,680	417	2
Net assets	$1,166,743	10,218,660	9,227,909	17,400,911	1,395,147	4,679
Accumulation units outstanding	96,168	290,320	308,769	544,962	51,079	429
Accumulation unit value	$12.132	35.198	29.886	31.930	27.313	10.914

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Assets and Liabilities
December 31, 2017
	Segregated Subaccounts
			VG	VG	VG
	VG Total Bond	VG	Capital	Total	Mid Cap
	Market Index	Balanced	Growth	Stock Index	Index
Investments:
Vanguard Total Bond Market Index (270,497 shares at net asset
value of $11.85 per share) (cost $3,192,148)	$3,205,396	—	—	—	—
Vanguard Balanced (493,985 shares at net asset value of $24.80
per share) (cost $10,144,696)	—	12,250,819	—	—	—
Vanguard Capital Growth (103,304 shares at net asset value of
$35.12 per share) (cost $2,638,275)	—	—	3,628,021	—	—
Vanguard Total Stock Index (136,153 shares at net asset value of
$38.26 per share) (cost $4,506,062)	—	—	—	5,209,207	—
Vanguard Mid Cap Index (65,985 shares at net asset value of
$23.72 per share) (cost $1,415,265)	—	—	—	—	1,565,166
Subscription receivable	1,036	4,984	1,306	1,513	433
Total assets	3,206,432	12,255,803	3,629,327	5,210,720	1,565,599
Liabilities:
Payable due to related party	527	2,015	448	858	193
Payable for pending investment transactions	365	2,502	712	596	17
Redemption payable	144	467	146	59	223
Total liabilities	1,036	4,984	1,306	1,513	433
Net assets	$3,205,396	12,250,819	3,628,021	5,209,207	1,565,166
Accumulation units outstanding	236,579	543,694	120,977	400,972	124,576
Accumulation unit value	$13.549	22.533	29.989	12.991	12.564
See accompanying notes to financial statements.

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Operations
Year ended December 31, 2017
	Segregated Subaccounts
	American	BR Advantage	BR	DR	DR	DR
	Fund	US Total	Basic	Stock	Sustainable	Opportunistic
	International	Market	Value	Index	US Equity	Small Cap
Net investment income (loss):
Investment income distribution from underlying mutual fund	$15,542	88,442	138,901	272,806	14,548	—
Less expenses:
Mortality and risk	11,855	116,310	107,569	197,625	16,246	10
Administration	1,422	13,957	12,908	23,715	1,949	1
Distribution	948	9,305	8,606	15,810	1,300	1
Total expenses	14,225	139,572	129,083	237,150	19,495	12
Net investment income (loss)	1,317	(51,130)	9,818	35,656	(4,947)	(12)
Realized gains on investments:
Realized gains distributions from underlying mutual fund	10,760	1,937,353	342,850	364,662	83,629	—
Proceeds from sales	117,327	470,087	435,711	748,489	80,726	2
Cost of investments sold	111,290	359,974	396,381	552,393	77,380	2
Net realized gains on investments sold	6,037	110,113	39,330	196,096	3,346	—
Net realized gains on investments	16,797	2,047,466	382,180	560,758	86,975	—
Unrealized appreciation on investments, end of year	124,403	1,409,961	1,007,978	6,112,470	251,126	329
Unrealized appreciation (depreciation) on investments, beginning of year	(98,585)	2,287,460	829,171	3,862,796	169,247	—
Change in unrealized appreciation (depreciation) on investments	222,988	(877,499)	178,807	2,249,674	81,879	329
Net increase in net assets from operations	$241,102	1,118,837	570,805	2,846,088	163,907	317

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Operations
Year ended December 31, 2017
	Segregated Subaccounts
	VG		VG	VG	VG
	Total Bond	VG	Capital	Total	Mid Cap
	Market Index	Balanced	Growth	Stock Index	Index
Net investment income (loss):
Investment income distribution from underlying mutual fund	$68,246	260,138	31,267	85,522	14,091
Less expenses:
Mortality and risk	37,947	140,812	36,399	58,044	16,189
Administration	4,554	16,898	4,368	6,965	1,942
Distribution	3,036	11,265	2,912	4,644	1,295
Total expenses	45,537	168,975	43,679	69,653	19,426
Net investment income (loss)	22,709	91,163	(12,412)	15,869	(5,335)
Realized gains (loss) on investments:
Realized gains distributions from underlying mutual fund	9,188	409,753	68,712	233,050	51,505
Proceeds from sales	134,627	582,596	68,936	232,076	103,854
Cost of investments sold	135,204	527,077	57,683	215,790	101,223
Net realized gains (loss) on investments sold	(577)	55,519	11,253	16,286	2,631
Net realized gains on investments	8,611	465,272	79,965	249,336	54,136
Unrealized appreciation on investments, end of year	13,248	2,106,123	989,746	703,145	149,901
Unrealized appreciation (depreciation) on investments, beginning of year	(12,148)	1,278,111	372,807	152,813	(6,904)
Change in unrealized appreciation on investments	25,396	828,012	616,939	550,332	156,805
Net increase in net assets from operations	$56,716	1,384,447	684,492	815,537	205,606
See accompanying notes to financial statements.

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Changes in Net Assets
Year ended December 31, 2017
	Segregated Subaccounts
	American	BR Advantage	BR	DR	DR	DR
	Fund	US Total	Basic	Stock	Sustainable	Opportunistic
	International	Market	Value	Index	US Equity	Small Cap
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,317	(51,130)	9,818	35,656	(4,947)	(12)
Net realized gains on investments	16,797	2,047,466	382,180	560,758	86,975	—
Unrealized appreciation (depreciation) during the year	222,988	(877,499)	178,807	2,249,674	81,879	329
Net increase in net assets from operations	241,102	1,118,837	570,805	2,846,088	163,907	317
Net increase in net assets from contract transactions	203,333	133,487	98,974	282,236	46,669	4,362
Increase in net assets	444,435	1,252,324	669,779	3,128,324	210,576	4,679
Net assets, beginning of year	722,308	8,966,336	8,558,130	14,272,587	1,184,571	—
Net assets, end of year	$1,166,743	10,218,660	9,227,909	17,400,911	1,395,147	4,679

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Changes in Net Assets
Year ended December 31, 2017
	Segregated Subaccounts
	VG		VG	VG	VG
	Total Bond	VG	Capital	Total	Mid Cap
	Market Index	Balanced	Growth	Stock Index	Index
Increase in net assets from operations:
Net investment income (loss)	$22,709	91,163	(12,412)	15,869	(5,335)
Net realized gains on investments	8,611	465,272	79,965	249,336	54,136
Unrealized appreciation during the year	25,396	828,012	616,939	550,332	156,805
Net increase in net assets from operations	56,716	1,384,447	684,492	815,537	205,606
Net increase in net assets from contract transactions	327,799	410,780	676,565	293,365	283,956
Increase in net assets	384,515	1,795,227	1,361,057	1,108,902	489,562
Net assets, beginning of year	2,820,881	10,455,592	2,266,964	4,100,305	1,075,604
Net assets, end of year	$3,205,396	12,250,819	3,628,021	5,209,207	1,565,166
See accompanying notes to financial statements.

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Changes in Net Assets
Year ended December 31, 2016
	Segregated Subaccounts
	American	BR Advantage	BR	DR	DR
	Fund	US Total	Basic	Stock	Sustainable
	International	Market	Value	Index	US Equity
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,383	(94,212)	6,935	70,380	(2,764)
Net realized gains on investments	48,557	338,841	196,847	719,764	98,542
Unrealized appreciation (depreciation) during the year	(34,590)	1,372,881	1,001,056	522,954	(2,780)
Net increase in net assets from operations	16,350	1,617,510	1,204,838	1,313,098	92,998
Net increase (decrease) in net assets from contract transactions	198,905	(76,086)	(32,131)	(152,212)	64,439
Increase in net assets	215,255	1,541,424	1,172,707	1,160,886	157,437
Net assets, beginning of year	507,053	7,424,912	7,385,423	13,111,701	1,027,134
Net assets, end of year	$722,308	8,966,336	8,558,130	14,272,587	1,184,571

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Changes in Net Assets
Year ended December 31, 2016
	Segregated Subaccounts
	VG		VG	VG	VG
	Total Bond	VG	Capital	Total	Mid Cap
	Market Index	Balanced	Growth	Stock Index	Index
Increase (decrease) in net assets from operations:
Net investment income (loss)	$20,860	90,436	(7,088)	(1,254)	(2,157)
Net realized gains on investments	8,695	436,479	60,541	132,907	50,708
Unrealized appreciation (depreciation) during the year	(8,658)	349,183	136,659	281,683	37,462
Net increase in net assets from operations	20,897	876,098	190,112	413,336	86,013
Net increase in net assets from contract transactions	196,204	581,661	320,134	549,602	265,266
Increase in net assets	217,101	1,457,759	510,246	962,938	351,279
Net assets, beginning of year	2,603,780	8,997,833	1,756,718	3,137,367	724,325
Net assets, end of year	$2,820,881	10,455,592	2,266,964	4,100,305	1,075,604

See accompanying notes to financial statements.

AMERICAN FIDELITY SEPARATE ACCOUNT C
Financial Highlights
December 31
	American Fund International
	2017	2016	2015	2014 *	2013
Net assets	$1,166,743	722,308	507,053	162,335	—
Accumulation unit value	12.132	9.298	9.094	9.642	—
Number of accumulation units outstanding	96,168	77,687	55,756	16,837	—
Investment income as a percent of average net assets (1)	1.64%	1.89%	2.17%	9.85%	—%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	—
Total return (3)	30.48	2.24	(5.68)	(3.58)	—
	BR Advantage US Total Market
	2017	2016	2015	2014	2013
Net assets	$10,218,660	8,966,336	7,424,912	7,666,590	6,945,234
Accumulation unit value	35.198	31.327	25.718	27.954	26.968
Number of accumulation units outstanding	290,320	286,216	288,705	274,260	257,534
Investment income as a percent of average net assets (1)	0.95%	0.29%	0.90%	0.28%	0.56%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	12.36	21.81	(8.00)	3.66	40.28
	BR Basic Value
	2017	2016	2015	2014	2013
Net assets	$9,227,909	8,558,130	7,385,423	7,980,435	7,039,903
Accumulation unit value	29.886	28.028	24.074	25.984	23.994
Number of accumulation units outstanding	308,769	305,338	306,782	307,128	293,398
Investment income as a percent of average net assets (1)	1.61%	1.58%	3.15%	3.47%	1.54%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	6.63	16.42	(7.35)	8.29	36.02
	DR Stock Index
	2017	2016	2015	2014	2013
Net assets	$17,400,911	14,272,587	13,111,701	13,172,317	11,127,538
Accumulation unit value	31.930	26.669	24.235	24.331	21.776
Number of accumulation units outstanding	544,962	535,183	541,034	541,370	511,004
Investment income as a percent of average net assets (1)	1.73%	2.02%	1.91%	1.97%	1.87%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	19.73	10.04	(0.40)	11.73	30.06
	DR Sustainable US Equity
	2017	2016	2015	2014	2013
Net assets	$1,395,147	1,184,571	1,027,134	1,000,546	845,715
Accumulation unit value	27.313	24.040	22.110	23.185	20.744
Number of accumulation units outstanding	51,079	49,275	46,456	43,155	40,769
Investment income as a percent of average net assets (1)	1.12%	1.24%	1.72%	1.28%	1.20%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	13.62	8.73	(4.64)	11.77	32.35
	DR Opportunistic Small Cap
	2017 **	2016	2015	2014	2013
Net assets	$4,679	—	—	—	—
Accumulation unit value	10.914	—	—	—	—
Number of accumulation units outstanding	429	—	—	—	—
Investment income as a percent of average net assets (1)	—%	—%	—%	—%	—%
Expenses as a percent of average net assets (2)	1.50	—	—	—	—
Total return (3)	9.14	—	—	—	—
	VG Total Bond Market Index
	2017	2016	2015	2014	2013
Net assets	$3,205,396	2,820,881	2,603,780	2,371,377	2,155,823
Accumulation unit value	13.549	13.291	13.167	13.321	12.770
Number of accumulation units outstanding	236,579	212,240	197,757	178,017	168,820
Investment income as a percent of average net assets (1)	2.26%	2.26%	2.43%	2.41%	2.58%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	1.94	0.94	(1.16)	4.32	(3.75)

	VG Balanced
	2017	2016	2015	2014	2013
Net assets	$12,250,819	10,455,592	8,997,833	8,231,638	6,826,957
Accumulation unit value	22.533	19.938	18.232	18.491	17.088
Number of accumulation units outstanding	543,694	524,393	493,520	445,179	399,513
Investment income as a percent of average net assets (1)	2.31%	2.44%	2.56%	2.77%	2.34%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	13.02	9.36	(1.40)	8.21	18.10
	VG Capital Growth
	2017	2016	2015	2014	2013
Net assets	$3,628,021	2,266,964	1,756,718	1,023,531	598,260
Accumulation unit value	29.989	23.629	21.640	21.405	18.348
Number of accumulation units outstanding	120,977	95,938	81,179	47,817	32,607
Investment income as a percent of average net assets (1)	1.07%	1.13%	0.99%	0.78%	1.06%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	26.92	9.19	1.10	16.66	36.43
	VG Total Stock Index
	2017	2016	2015	2014 *	2013
Net assets	$5,209,207	4,100,305	3,137,367	2,657,559	—
Accumulation unit value	12.991	10.902	9.832	9.944	—
Number of accumulation units outstanding	400,972	376,112	319,095	267,253	—
Investment income as a percent of average net assets (1)	1.84%	1.47%	1.28%	—%	—%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	—
Total return (3)	19.16	10.88	(1.13)	(0.56)	—
	VG Mid Cap Index
	2017	2016	2015	2014 *	2013
Net assets	$1,565,166	1,075,604	724,325	102,986	—
Accumulation unit value	12.564	10.710	9.785	10.077	—
Number of accumulation units outstanding	124,576	100,428	74,027	10,220	—
Investment income as a percent of average net assets (1)	1.09%	1.25%	1.09%	—%	—%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	—
Total return (3)	17.31	9.45	(2.90)	0.77	—

*	This segregated subaccount was added as an investment option on December 1, 2014. Investment income and expense ratios are annualized and total return is not annualized.
**	The segregated subaccount was added as an investment option on October 1, 2017. Investment income and expense ratios are annualized and total return is not annualized.
(1)	These ratios represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund divided by the average net assets.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges and
	administrative charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to
	contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	The total return for the period indicated, including changes in the value of the underlying fund, reflects deductions for all items included in the
	expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented.

See accompanying notes to financial statements.

AMERICAN FIDELITY SEPARATE ACCOUNT C
Notes to Financial Statements
December 31, 2017

(1)	Summary of Significant Accounting Policies
(a)	General
American Fidelity Separate Account C (Account C) is a separate account of American Fidelity Assurance Company (AFA) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The inception date of Account C was June 4, 2002; however, no purchases occurred until operations commenced in September 2002. Account C is an investment company and applies the specialized accounting and reporting guidance in ASC Topic 946 Financial Services – Investment Companies.

The assets of each of the segregated subaccounts are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by AFA. Contract owners allocate their variable annuity purchase payments to one or more of the segregated subaccounts. Such payments are then invested in the various funds underlying the subaccounts (collectively referred to as the Funds).

One of Account C's subaccounts, the American Fidelity Dual Strategy Fund, Inc., was a mutual fund sponsored by AFA. On November 26, 2014, the American Fidelity Dual Strategy Fund, Inc. was substituted with the Vanguard Total Stock Market Index Fund. Two new sub-accounts, American Fund International and Vanguard Mid-Cap Index, were added on December 1, 2014. Eight sub-accounts were closed on January 20, 2015.  On May 1, 2017 Dreyfus Socially Responsible Growth Fund changed management and name to Dreyfus Sustainable U.S. Equity Portfolio.  BlackRock Value Opportunities Fund changed to BlackRock Advantage U.S. Total Market Fund on June 12, 2017. Effective October 1, 2017 Dreyfus Opportunistic Small Cap Portfolio was added as a new subaccount investment option.

(b)	Investments
Investments in shares of the Funds are stated at fair value, which is the net asset value per share as determined daily by the Funds. Transactions are recorded on a trade‑date basis by the Funds. Income from dividends and gains from realized gain distributions are recorded on the ex‑distribution date.

Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined on the average cost basis.

Account C groups its financial assets measured at fair value in three levels, based on inputs and assumptions used to determine the fair value. These levels are as follows:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – significant unobservable inputs (including Account C's own assumptions used to determine the fair value of investments).
There were no transfers of securities from Level 1 to Level 2 or vice versa throughout the year.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C
Notes to Financial Statements
December 31, 2017

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used to value Account C's net assets as of December 31, 2017:

Level 1 – Quoted prices	$65,272,658
Level 2 – Other significant observable inputs	—
Level 3 – Significant unobservable inputs	—
Total	$65,272,658

(c)	Income Taxes
Account C is not taxed separately because the operations of Account C are part of the total operations of AFA. AFA files its federal income tax returns, under sections of the Internal Revenue Code (the Code) applicable to life insurance companies, as part of the American Fidelity Corporation and Subsidiaries consolidated federal income tax returns. Account C will not be taxed as a "regulated investment company" under subchapter M of the Code. Based on this, no charge is being made currently to Account C for federal income taxes. AFA will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

The Tax Cuts and Jobs Act of 2017 was enacted on December 22, 2017 and does not impact Account C's tax reporting required by Financial Standards Board (FASB), Accounting Standards Codification (ASC) 740, Income Taxes.

Account C recognizes and measures unrecognized tax positions in accordance with FASB ASC 740. Account C has no unrecognized tax positions at December 31, 2017.

As of December 31, 2017, Account C has no accrued interest and penalties related to unrecognized tax positions. Account C would recognize interest accrued related to unrecognized tax positions in interest expense and penalties accrued in operating expense, should they occur.

                        The tax years 2014 through 2017 remain open to examination by the major taxing jurisdictions to which                         Account C is subject. Account C, as part of AFA, is not currently under examination by any taxing                         authority and does not expect any material changes to its unrecognized tax positions within the next                         twelve months.

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C
Notes to Financial Statements
December 31, 2017

(d)	Annuity Reserves
Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 0% to 5% as regulated by the laws of the respective states. Charges to annuity reserves for mortality and expense risks experience are reimbursed to AFA if the reserves required are less than originally estimated.

If additional reserves are required, AFA reimburses Account C. At December 31, 2017, there were no contract owners who had elected the variable annuity method of payout. Accordingly, Account C held no annuity reserves at December 31, 2017.

(e)	Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2)	Variable Annuity Contracts
AFA manages the operations of Account C and assumes certain mortality and expense risks under the variable annuity contracts. Administrative fees are equal to 0.0004110% of the Funds' daily net assets (0.15% per annum). Distribution fees are equal to 0.0002740% (0.10% per annum). Mortality and expense fees are equal to 0.0034247% of the Funds' daily net assets (1.25% per annum).

During the accumulation period, contract owners may partially or totally withdraw from Account C by surrendering a portion or all of their accumulation units. The Code may limit certain withdrawals based upon age, disability, and other factors. When contract owners withdraw, they receive the current value of their accumulation units, less applicable withdrawal charges. These withdrawal charges, assessed through the redemption of units, range from 8% in policy years one through five to 0% beginning in policy year eleven. All such fees were paid to AFA.

(3)	Unit Activity from Contract Transactions
Transactions in units for each segregated subaccount for the years ended December 31, 2017 and 2016 were as follows:

	2017 – Segregated Subaccounts
	American Fund International		BR Advantage US Total Market
	Units	Dollars	Units	Dollars
Payments received	30,614	$338,603	23,019	$741,954
Withdrawal of funds	(12,133)	(135,270)	(18,915)	(608,467)
Net change from contract transactions	18,481	$203,333	4,104	$133,487

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C
Notes to Financial Statements
December 31, 2017

	2017 – Segregated Subaccounts
	BR Basic Value		DR Stock Index
	Units	Dollars	Units	Dollars
Payments received	22,409	$631,719	48,329	$1,409,080
Withdrawal of funds	(18,978)	(532,745)	(38,550)	(1,126,844)
Net change from contract transactions	3,431	$98,974	9,779	$282,236

	2017 – Segregated Subaccounts
	DR Sustainable US Equity		DR Opportunistic Small Cap
	Units	Dollars	Units	Dollars
Payments received	5,244	$135,664	429	$4,362
Withdrawal of fund	(3,440)	(88,995)	---	---
Net change from contract transactions	1,804	$46,669	426	$4,362

	2017 – Segregated Subaccounts
	VG Total Bond Market Index		VG Balanced
	Units	Dollars	Units	Dollars
Payments received	38,247	$514,975	58,942	$1,241,409
Withdrawal of funds	(13,908)	(187,176)	(39,641)	(830,629)
Net change from contract transactions	24,339	$327,799	19,301	$410,780

	2017 – Segregated Subaccounts
	VG Capital Growth		VG Total Stock Index
	Units	Dollars	Units	Dollars
Payments received	28,923	$778,730	48,751	$578,549
Withdrawal of funds	(3,884)	(102,165)	(23,891)	(285,184)
Net change from contract transactions	25,039	$676,565	24,860	$293,365

(Continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C
Notes to Financial Statements
December 31, 2017

	2017 – Segregated Subaccounts
	VG Mid Cap Index
	Units	Dollars
Payments received	36,504	$425,700
Withdrawal of funds	(12,356)	(141,744)
Net change from contract transactions	24,148	$283,956

	2016 – Segregated Subaccounts
	American Fund International		BR Advantage US Total Market
	Units	Dollars	Units	Dollars
Payments received	24,036	$218,228	28,221	$758,712
Withdrawal of funds	(2,105)	(19,323)	(30,710)	(834,798)
Net change from contract transactions	21,931	$198,905	(2,489)	$(76,086)

	2016 – Segregated Subaccounts
	BR Basic Value		DR Stock Index
	Units	Dollars	Units	Dollars
Payments received	23,298	$583,262	53,909	$1,337,622
Withdrawal of funds	(24,742)	(615,393)	(59,760)	(1,489,834)
Net change from contract transactions	(1,444)	$(32,131)	(5,851)	$(152,212)

	2016 – Segregated Subaccounts
	DR Sustainable US Equity		VG Total Bond Market Index
	Units	Dollars	Units	Dollars
Payments received	5,307	$119,543	29,250	$396,262
Withdrawal of funds	(2,488)	(55,104)	(14,767)	(200,058)
Net change from contract transactions	2,819	$64,439	14,483	$196,204

(Continued)

	2016 – Segregated Subaccounts
	VG Balanced		VG Capital Growth
	Units	Dollars	Units	Dollars
Payments received	64,717	$1,216,928	23,983	$522,221
Withdrawal of funds	(33,844)	(635,267)	(9,224)	(202,087)
Net change from contract transactions	30,873	$581,661	14,759	$320,134

	2016 – Segregated Subaccounts
	VG Total Stock Index		VG Mid Cap Index
	Units	Dollars	Units	Dollars
Payments received	85,226	$839,582	33,124	$333,995
Withdrawal of funds	(28,209)	(289,980)	(6,723)	(68,729)
Net change from contract transactions	57,017	$549,602	26,401	$265,266

(4)	Subsequent Events
Account C has evaluated subsequent events requiring adjustments or disclosure in the financial statements through February 27, 2018 the date the financial statements were issued.

AMERICAN FIDELITY ASSURANCE COMPANY
Statutory Financial Statements and Schedules
December 31, 2017 and 2016
(With Independent Auditors' Report Thereon)

Independent Auditors' Report
The Board of Directors
 American Fidelity Assurance Company:
We have audited the accompanying statutory financial statements of American Fidelity Assurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2017 and 2016, and the related statutory statements of operations, capital and surplus, and cash flow for the years then ended, and the related notes to the statutory financial statements.
Management's Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Oklahoma Insurance Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
Auditors' Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.
We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in note 1 to the statutory financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Oklahoma Insurance Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.
The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles also are described in note 19.

Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of American Fidelity Assurance Company as of December 31, 2017 and 2016, or the results of its operations or its cash flows for the years then ended.
Opinion on Statutory Basis of Accounting
In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of American Fidelity Assurance Company as of December 31, 2017 and 2016, and the results of its operations and its cash flow for the years then ended, in accordance with statutory accounting practices prescribed or permitted by the Oklahoma Insurance Department described in note 1.
Other Matter
Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the supplemental schedules of selected financial data, investment risk interrogatories, and summary schedule of investments, is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Oklahoma Insurance Department. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.
/s/KPMG, LLP
Oklahoma City, Oklahoma
 April 18, 2018

AMERICAN FIDELITY ASSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities, and Capital and Surplus
December 31, 2017 and 2016
Admitted Assets	2017	2016
Cash and invested assets:
Bonds, at amortized cost (fair value: $4,259,537,835 and
$3,998,585,286 in 2017 and 2016, respectively)	$4,043,435,952	3,874,796,569
Preferred stocks, at cost (fair value: $5,162,340 and
$4,917,320 in 2017 and 2016, respectively)	4,211,220	4,211,220
Common stocks, at fair value (cost: $13,382,865 and
$14,126,581 in 2017 and 2016, respectively)	23,252,191	23,169,690
Common stock, investment in affiliates at equity value	962,932	880,238
Mortgage loans on real estate	480,274,494	442,601,524
Investment real estate, at cost (less accumulated depreciation of $8,457,362 and $6,293,343 in 2017 and 2016, respectively, and less encumbrances of $32,803,503 and $13,866,070 in
2017 and 2016, respectively)	20,496,168	10,066,258
Policy loans	55,266,258	53,218,030
Cash and short-term investments, at cost, which approximates
fair value	241,831,403	143,509,947
Other invested assets	23,105,556	22,412,589
Total cash and invested assets	4,892,836,174	4,574,866,065
Life insurance premiums and annuity considerations deferred
and uncollected	38,791,158	34,697,971
Accident and health premiums due and unpaid	51,829,866	49,353,222
Investment income due and accrued	40,109,898	40,160,883
Amounts recoverable from reinsurers	1,275,751	2,218,140
Other receivables under reinsurance contracts	11,558,586	12,027,490
Equipment, at cost (less accumulated depreciation of $313,482
in 2017 and $102,467 in 2016)	336,914	943,266
Deferred tax assets	24,838,194	38,338,826
Other assets	53,368,892	46,121,395
Separate Accounts' assets	781,742,340	648,033,770
Total admitted assets	$5,896,687,773	5,446,761,028

AMERICAN FIDELITY ASSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities, and Capital and Surplus
December 31, 2017 and 2016
Liabilities and Capital and Surplus	2017	2016
Aggregate reserves:
Life policies and contracts	$2,328,051,699	2,204,233,575
Accident and health policies	661,508,564	603,063,432
Total aggregate reserves	2,989,560,263	2,807,297,007
Policy and contract claims reserves	106,663,883	120,857,902
Liability for premiums and other deposit funds	8,925,655	9,418,602
Remittances and items not allocated	19,868,845	19,786,365
General insurance expenses, taxes, licenses, and fees
due or accrued	83,886,053	81,916,342
Funds held under coinsurance	724,753,162	732,348,589
Other liabilities	252,992,978	114,744,886
Borrowed money	497,670,254	497,755,108
Separate Accounts' liabilities	781,742,340	648,033,770
Total liabilities	5,466,063,433	5,032,158,571
Capital and surplus:
Common stock, par value $10 per share, 250,000 shares
authorized, issued, and outstanding	2,500,000	2,500,000
Additional paid-in capital	5,887,698	5,804,686
Unassigned surplus	422,236,642	406,297,771
Total capital and surplus	430,624,340	414,602,457
Commitments and contingencies
Total liabilities and capital and surplus	$5,896,687,773	5,446,761,028
See accompanying notes to statutory financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY
Statutory Statements of Operations
Years ended December 31, 2017, 2016, and 2015
	2017	2016	2015
Income:
Life insurance premiums and annuity considerations	$277,014,197	269,132,871	355,371,149
Accident and health insurance premiums	680,365,036	637,451,328	602,521,311
Net investment income (less investment expenses of $33,617,790,
$32,288,799, and $32,611,100 in 2017, 2016, and 2015, respectively)	178,067,273	175,492,628	173,129,135
Commissions and expense allowances on reinsurance ceded	(9,320,885)	(11,980,402)	(3,156,671)
Other income	48,092,873	44,734,212	41,978,170
Total income	1,174,218,494	1,114,830,637	1,169,843,094
Benefits and other deductions:
Death benefits and matured endowments	25,688,445	27,772,465	21,861,762
Annuity benefits	8,606,590	9,017,760	9,052,529
Accident and health and disability benefits	319,679,930	279,479,902	294,443,710
Interest and adjustments on policy or deposit-type contract funds	413,696	315,282	410,929
Other benefits to policyholders and beneficiaries	121,165,678	106,659,685	107,320,332
Increase in aggregate reserves for future policy benefits	182,263,256	219,515,930	253,238,755
Commissions on premiums and annuity considerations	132,173,398	120,283,886	125,452,653
Commissions and expense allowances on reinsurance assumed	13,378,325	12,339,862	13,360,132
General insurance expenses, taxes, licenses, and fees	261,853,121	231,436,106	226,717,620
Other	6,765,911	1,129,201	3,196,121
Total benefits and other deductions	1,071,988,350	1,007,950,079	1,055,054,543
Net gain from operations before federal income taxes and
net realized capital gains (losses)	102,230,144	106,880,558	114,788,551
Federal income taxes	31,554,611	32,030,414	41,960,713
Net gain from operations before net realized capital gains (losses)	70,675,533	74,850,144	72,827,838
Net realized capital gains (losses), net of federal income tax expense of $9,447,403, $7,278,712, and $1,408,332 in 2017, 2016, and 2015,
respectively (excluding gains of $16,242,903, $12,699,868, and
$5,937,103 transferred to the interest maintenance reserve
in 2017, 2016, and 2015, respectively	(4,477,008)	1,584,125	2,539,254
Net income	$66,198,525	76,434,269	75,367,092
See accompanying notes to statutory financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY
Statutory Statements of Capital and Surplus
Years ended December 31, 2017, 2016, and 2015
	2017	2016	2015
Capital and surplus, beginning of year	$414,602,457	408,497,516	380,373,295
Net income	66,198,525	76,434,269	75,367,092
Change in net unrealized capital gains, net of tax benefit (expense)
of $607,835, ($258,915), and $460,208	2,203,033	431,579	(957,954)
for 2017, 2016, and 2015 respectively
Change in net deferred taxes	(32,231,203)	4,865,153	10,913,745
Change in nonadmitted assets	18,927,609	(19,814,729)	(17,390,290)
Change in asset valuation reserve	(2,673,790)	(6,297,898)	(4,035,360)
Dividends to stockholder	(35,000,000)	(45,000,000)	(35,000,000)
Change in liability for reinsurance in unauthorized companies	(1,252,401)	381,660	(488,392)
Correction of error, net of tax expense of $0, $2,528,052, and $0	—	(5,855,896)	—
for 2017, 2016, and 2015, respectively (note 1)
Other changes	(149,890)	960,803	(284,620)
Net change in capital and surplus	16,021,883	6,104,941	28,124,221
Capital and surplus, end of year	$430,624,340	414,602,457	408,497,516
See accompanying notes to statutory financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2017, 2016, and 2015
	2017	2016	2015
Premiums and annuity considerations, net of reinsurance	$939,495,468	900,614,869	957,714,918
Allowances and reserve adjustments on reinsurance ceded	(9,320,885)	(11,980,402)	(3,156,671)
Investment income received	177,655,461	174,392,452	171,805,186
Other income	41,853,449	40,229,702	38,409,872
Life and accident and health claims paid	(355,803,263)	(336,633,908)	(321,908,000)
Surrender benefits and other fund withdrawals paid	(121,043,482)	(106,521,586)	(107,192,389)
Other benefits to policyholders paid	(8,728,786)	(9,155,859)	(9,180,472)
Commissions and other expenses paid	(408,083,202)	(365,788,138)	(347,550,794)
Federal income taxes paid	(35,368,482)	(41,065,332)	(46,764,729)
Dividends paid to policyholders	(795,603)	(488,797)	(532,662)
Net cash from operations	219,860,675	243,603,001	331,644,259
Proceeds from investments sold, matured, or repaid:
Bonds	739,805,969	763,901,133	386,364,794
Stocks	1,549,846	2,514,516	1,388,423
Mortgage loans	51,610,622	50,247,283	52,010,657
Other	33,879,265	2,803,089	111,955
Total investment proceeds	826,845,702	819,466,021	439,875,829
Cost of investments acquired:
Bonds	(883,786,844)	(894,371,627)	(595,564,334)
Stocks	(145,376)	—	(4,000,000)
Mortgage loans	(89,283,592)	(99,568,000)	(90,693,750)
Other	(33,469,917)	(1,940,513)	(5,683,388)
Total investments acquired	(1,006,685,729)	(995,880,140)	(695,941,472)
Net change in policy loans and loans on fund deposits	(2,048,228)	(544,385)	(745,181)
Net cash from investing	(181,888,255)	(176,958,504)	(256,810,824)
Borrowed money		(25,160,319)	(57,918)
Other cash provided	109,354,854	2,963,162	14,176,337
Dividends paid to stockholder	(35,000,000)	(45,000,000)	(35,000,000)
Other cash applied	(14,005,818)	(31,125,621)	(11,739,900)
Net cash from financing and miscellaneous sources	60,349,036	(98,322,778)	(32,621,481)
Net change in cash and short-term investments	98,321,456	(31,678,281)	42,211,954
Cash and short-term investments, beginning of year	143,509,947	175,188,228	132,976,274
Cash and short-term investments, end of year	$241,831,403	143,509,947	175,188,228
See accompanying notes to statutory financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

(1)	Significant Accounting Policies
(a)	Business
American Fidelity Assurance Company (AFA or the Company) provides a variety of financial services. AFA is a wholly owned subsidiary of American Fidelity Corporation (AFC), a Nevada insurance holding company. AFA is domiciled in the state of Oklahoma. The Company is subject to state insurance regulations and periodic examinations by state insurance departments.
AFA is licensed in 49 states, as well as the District of Columbia, American Samoa, Puerto Rico, and Guam, with approximately 39% of direct premiums written in Oklahoma, Texas, and California. Activities of AFA are largely concentrated in the group disability income, group and individual annuity, supplemental health, and individual medical markets. In addition, individual and group life business is also conducted. The main thrust of AFA's sales is worksite marketing of voluntary products through the use of payroll deduction. The Company sells these voluntary products through a salaried sales force that is broken down into two primary divisions: the Association Worksite Division (AWD) and American Fidelity Educational Services (AFES). AWD specializes in voluntary disability income insurance programs aimed at selected groups and associations whose premiums are funded by employees through payroll deductions. AFES focuses on marketing to public school employees with voluntary insurance products such as disability income, tax‑sheltered annuities, life insurance, dread disease, and accident only. These premiums are also funded by employees through payroll deductions. The expertise gained by the Company in worksite marketing of voluntary products is used by the Strategic Alliances Division in developing products to meet special situations. The Life Division was formed upon the acquisition of a block of life business in 2000. This division is marketing individual life products through independent brokers in the United States of America and Latin America.
These statutory financial statements were prepared for the purpose of filing with the various state insurance departments.
In 2016, the Company discovered an error in the amounts recorded for group medical payables and receivables related to ceded insurance contracts. The majority of the cumulative amount was created by the application of incorrect contractual percentages on certain arrangements since 2007. The cumulative impact of this error was recorded in 2016 as an adjustment to the beginning of year surplus. The error had accumulated over the 9-year period, thus the misstatement in a single year was not material. The remainder of the cumulative amount resulted from incorrect postings of receivables dating back to 2000. Total impact of the error to 2016 beginning of period capital and surplus was approximately $5,900,000.
(b)	Basis of Presentation
The accompanying statutory financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Oklahoma Insurance Department, which is a comprehensive basis of accounting other than U.S. generally accepted accounting principles (GAAP). Effective January 1, 2001, the National Association of Insurance Commissioners (NAIC) and the Oklahoma Insurance Department required that insurance companies domiciled in the state of Oklahoma prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual Statements of Statutory Accounting Principles (SSAP) subject to any deviations prescribed or permitted by the Insurance Commissioner of the state of Oklahoma (the Commissioner). There are no differences between the accounting practices prescribed or permitted by the Oklahoma Insurance Department and the accounting practices prescribed and

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

permitted by the NAIC. There have been no permitted practices granted to the Company for 2017, 2016, and 2015 by the Oklahoma Insurance Department.
SSAP differ from GAAP in several respects, which cause differences in reported assets, liabilities, stockholder's equity (statutory capital and surplus), net income, and cash flows. The principal SSAP that differ from GAAP include the following:
•	The financial statements of subsidiaries are not consolidated and are accounted for as investments in common stock.
•
Investments in bonds and preferred stocks are carried amortized cost, cost, or the lower of cost or fair value; under GAAP, investments in bonds and preferred stock, other than those classified as held‑to‑maturity, are carried at fair value.

•
Certain assets (principally certain deferred taxes, furniture, equipment, prepaid expenses, and premiums due from policyholders, agents' balances, and amounts recoverable from reinsurers over 90 days) have been designated as nonadmitted assets and excluded from assets by a charge to statutory surplus. Under GAAP, such amounts are carried at amortized cost with the appropriate valuation allowance, when necessary.

•
Aggregate reserves for life, annuities, and accident and health are based on statutory mortality and interest requirements without consideration for anticipated withdrawals except where allowed. Morbidity assumptions are based on the statutory morbidity requirements or Company's experience where allowed. Under GAAP, the reserves are based on either (i) the present value of future benefits less the present value of future net premiums based on mortality, morbidity, and other assumptions that were appropriate at the time the policies were issued or acquired, or (ii) the account value for certain contracts without significant life contingencies.

•
The interest maintenance reserve (IMR) represents the deferral of interest‑related realized gains and losses, net of tax, on primarily fixed maturity investments, which are amortized into income over the remaining life of the investment sold. No such reserve is required under GAAP.

•
Deferred income taxes are recognized for both SSAP and GAAP; however, the amount permitted to be recognized is generally more restrictive under SSAP and the change in deferred taxes is reported as a direct charge to surplus.

•
The asset valuation reserve (AVR) represents a contingency reserve for credit‑related risk on most invested assets of the Company, and is charged to statutory surplus. No such reserve is required under GAAP.

•
Policy acquisition costs are expensed as incurred, while under GAAP, successful acquisition costs are deferred and recognized over either (1) the expected premium‑paying period or (2) the estimated life of the contract.

•	Reserves are reported net of ceded reinsurance; under GAAP, reserves are reported gross with a corresponding reinsurance receivable.
•
A 100% provision is established for unsecured reinsurance recoverable balances from unauthorized reinsurers. The change in this provision is credited or charged to unassigned surplus. Under GAAP, a provision is established for uncollectible reinsurance balances with any changes to this provision reflected in earnings for the period.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

•
The statements of operations are different in certain respects, with life and annuity premiums being recognized as revenue when the policies and contracts are issued. Under GAAP, premiums on life insurance policies are recognized when due; premiums on annuity contracts are not recognized as revenue, but as deposits.

•
Revenues for universal life policies and investment products consist of the entire premium received, and benefits represent the death benefits paid and the change in policy reserves, unless the products do not incorporate mortality or morbidity risk. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue, and benefits represent the excess of benefits paid over the policy account values and interest credited to the account values.

•
The statements of cash flow differ in certain respects from the presentation required under GAAP, including the presentation of the changes in cash and short‑term investments instead of cash and cash equivalents. Short‑term investments include securities with maturities, at the time of acquisition, of one year or less. For statutory purposes, there is no reconciliation between net income and cash from operations.

•	A statement of comprehensive income is not required for SSAP reporting.
(c)	Use of Estimates
The preparation of financial statements in conformity with accounting practices prescribed or permitted by the Oklahoma Insurance Department, Annual Statement Instructions, and NAIC Manual requires management to make estimates and assumptions that affect the reported amounts of admitted assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. The Company adjusts such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in the period in which they occur. Principal estimates that could change in the future are the fair value of investments, whether a security is other‑than‑temporarily impaired, and the actuarial assumptions used in establishing policy liabilities.
(d)	Investments in Affiliates, Joint Ventures, Partnerships, or Limited Liability Companies
The statutory financial statements include the Company's investment in its wholly owned subsidiaries. Intercompany accounts and transactions have not been eliminated in the statutory financial statements. The Company's wholly and majority‑owned subsidiaries at December 31, 2017 and 2016 are noninsurance entities that have no significant ongoing operations other than to hold assets that are primarily for the direct or indirect benefit or use of the Company or its affiliates, and are carried at the underlying equity of the respective entity's financial statements adjusted to a statutory basis of accounting.
The Company's investments in joint ventures, partnerships, and limited liability companies are recorded at cost, adjusted for the Company's share of the GAAP basis earnings or losses of the investee, net of any distributions received. Such investments are reported as other invested assets and the related adjustments are reported as unrealized capital gains or losses in surplus.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

(e)	Investments
The investment portfolio includes bonds, preferred stocks, common stocks, mortgage loans, real estate, policy loans, other invested assets, and short‑term investments.
Investments are carried in accordance with rules established by the NAIC. Bonds are carried at cost, adjusted where appropriate for accretion of premium or amortization of discount using the scientific interest method and taking into consideration stated interest and principal provisions. Additionally, bonds rated as NAIC 6 are carried at the lower of their cost or fair market value. Preferred stocks are carried at the lower of cost or fair value since there is no premium or discount. Common stocks are carried at fair value. Policy loans are stated at their aggregate unpaid balances. Mortgage loans on real estate are stated at their aggregate unpaid balances. Real estate held for investment is carried at cost less accumulated depreciation and encumbrances. Encumbrances as of December 31, 2017 and 2016 were approximately $32,803,503 and $13,866,000, respectively. The promissory note bears interest at 4.32% and is due in monthly installments of approximately $103,000 (including interest) to 2022. Property occupied by the Company is carried at cost, less accumulated depreciation.
Realized gains or losses are determined on the specific identification basis. Unrealized gains and losses on common stocks of affiliates and nonaffiliates are accounted for as direct increases or decreases in surplus.
Because the Company's primary business is in the insurance industry, the Company holds a significant amount of assets that it intends to match with its liabilities in relation to maturity and interest margin. In order to maximize earnings and minimize risk, the Company invests in a diverse portfolio of investments. The portfolio is diversified by geographic region, investment type, underlying collateral, maturity, and industry. Management does not believe that the Company has any significant concentrations of credit risk in its investments.
The Company generally does not invest in any low investment‑grade high‑yield investment bonds (junk bonds). Certain bonds are guaranteed by the U.S. government. The Company limits its risks by investing in bonds and stocks of rated companies, mortgage loans adequately collateralized by real estate, selective real estate supported by appraisals, and policy loans collateralized by policy cash values. In addition, the Company performs due diligence procedures prior to making mortgage loans. These procedures include evaluations of the credit worthiness of the mortgagees and/or tenants and independent appraisals.
The maximum and minimum lending rates for mortgage loans originated during 2017 were 4.70% and 4.00%, respectively. The maximum and minimum lending rates for mortgage loans originated during 2016 were 4.70% and 4.00%, respectively. The maximum and minimum lending rates for mortgage loans originated during 2015 were 4.66% and 4.13%, respectively. The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 80% during 2017, 2016, and 2015. During 2017, 2016, and 2015, the Company did not reduce interest rates on any outstanding mortgage loans. The Company held no mortgages with interest more than 180 days past due or impaired mortgage loans.
For loan‑backed securities, the Company has elected to use the carrying value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. In 2017, 2016, and 2015, the Company had no changes from the retrospective to prospective methodology due to negative yield on specific securities. Prepayment assumptions for single class and

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

multiclass mortgage‑backed/asset‑backed securities were obtained from broker‑dealer survey values or internal estimates.
The Company periodically reviews its investment portfolio to determine if provisions for possible losses or provisions for other‑than‑temporary impairment (OTTI) are necessary. In connection with this determination, management reviews published market values, credit ratings, independent appraisals, expected cash flows, and other valuation information. Securities with impairments are written down to the present value of expected cash flows to be collected rather than fair value unless the Company has the intent to sell or inability to retain the security until recovery of amortized cost. For the year ended December 31, 2017, the Company recorded approximately $5,000,000 of OTTI. For the year ended December 31, 2016, the Company recorded approximately $157,000 of OTTI. For the year ended December 31, 2015, the Company recorded $0 of OTTI.  While management believes that no additional provisions for OTTI are currently necessary, adjustments may be necessary in the future due to changes in economic conditions. In addition, regulatory agencies periodically review investment valuation as an integral part of their examination process. Such agencies may require the Company to recognize adjustments based upon available information and judgments of the regulatory examiners at the time of their examination.
(f)	Equipment
Equipment consists of electronic data processing equipment and is stated at cost less accumulated depreciation. Equipment is depreciated on a straight‑line basis using estimated lives of five to ten years. Additions, renewals, and betterments are capitalized. Expenditures for software, maintenance, and repairs are expensed. Upon retirement or disposal of an asset, the asset and related accumulated depreciation are eliminated and any related gain or loss is included in income.
(g)	Company‑Owned Life Insurance
The Company is the owner of three single premium insurance policies and one group variable life insurance policy for certain current executives of the Company, where the Company is the beneficiary. These policies, accounted for using the investment method, were purchased in 2010 and in 2014. The policies are recorded in other assets at their net cash surrender values, as reported by the four issuing insurance companies, whose Standard & Poor's financial strength ratings are AA+ for the single premium insurance policies and A for the group variable life insurance policy. The net cash surrender values totaled approximately $34,812,000 and $33,896,000 as of December 31, 2017 and 2016, respectively. The face value (death benefit) of the life insurance policies underlying the contracts was approximately $80,488,000 and $80,510,000 as of December 31, 2017 and 2016, respectively.
(h)	Premiums
Life premiums are recognized as revenue when the policy is written and on each anniversary date thereafter. Accident and health premiums are recognized when due from the policyholder. Both life and accident and health premiums are increased by reinsurance premiums assumed and reduced by reinsurance premiums ceded. Contracts issued that do not incorporate mortality or morbidity risk are not accounted for as insurance contracts. Amounts received as payments for such contracts are recorded as direct increases to the policy reserves.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

The Company estimates accrued retrospective premium adjustments (premium rate stabilization) for certain contracts in its group health and group life business based on contractually determined formulas by group. The amount of net premiums written by the Company for the years ended December 31, 2017, 2016, and 2015 that were subject to retrospective rating features was approximately $199,00, $214,000 and $226,000, respectively, which represented approximately 0.05%,  0.06%, and 0.07% of net premiums written for group health and group life products in 2017, 2016, and 2015. No other net premiums written by the Company were subject to retrospective rating features.
(i)	Reinsurance
The Company accounts for reinsurance transactions as prescribed by the applicable accounting standards, which require the reporting of reinsurance transactions relating to the statements of admitted assets, liabilities, and capital and surplus on a net basis and precludes immediate gain recognition on reinsurance contracts.
(j)	Income Taxes
Current income taxes incurred includes current income taxes for the amount of federal income taxes paid or payable for the current year. These amounts are determined based on estimates of federal income taxes for the current year, including tax contingencies and benefits. The Company's current tax recoverable is reported as a component of other assets and current tax payable is reported as a component of other liabilities. The changes in current taxes are reflected in the statutory statements of operations.
Deferred income tax assets and liabilities are determined based on differences between statutory financial statement carrying amounts of existing assets and liabilities and their respective tax bases, as well as operating loss, capital loss, and tax credit carryforwards. Temporary differences related to AVR and IMR are not included in the determination of gross deferred income taxes while temporary differences for unrealized gains/losses and nonadmitted assets are included. Gross deferred tax assets are reduced by a valuation allowance if it is more-likely-than-not (i.e. greater than 50% likelihood) that some portion or all of the gross deferred tax assets will not be realized. The deferred tax assets and liabilities are measured using federal enacted tax rates. Deferred income tax assets are limited as to their admissibility. The changes in net deferred tax assets and liabilities are reflected in surplus. The Company's net admitted deferred tax assets are reported as a component of other assets.
(k)	Policy Liabilities
Aggregate reserves for life policies and contracts include reserve amounts principally for life insurance policies, payout annuity policies, and disability insurance policies. The life insurance reserves are principally based on the 1941, 1958, 1980, 2001 and 2017 Commissioners Standard Ordinary (CSO) mortality tables, and are established with interest rate assumptions ranging from 2.0% to 6.0%. Annuity insurance reserves are established with interest rate assumptions ranging from 3.0% to 8.8%. Disability reserves are principally based on the 2012 Group Long Term Disability Table, with adjustments for actual Company experience. The tabular interest, tabular less actual reserves released, and the tabular cost have been determined by formula. Aggregate reserves for accident and health policies include the present value of amounts not yet due on claims, additional reserves, and unearned premiums.
Policy and contract claims reserves include a provision for reported claims and claims incurred but not reported. The provision for claims incurred but not reported is estimated based primarily on Company experience. Although these provisions are the Company's best estimate of the ultimate value, the actual results may vary from these values.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

Liability for premiums and other deposit funds include reserves for qualified before tax annuities and other accumulation policies that do not subject the Company to any risks from policyholder mortality and morbidity. Such reserves are established using guaranteed interest rates of 3.0% to 7.5%.
The Company has a significant amount of allocated deferred annuity contracts with life contingencies. The liability for these contracts is recorded as aggregate reserves for life policies and contracts. The Company also has annuities certain without life contingencies. The liability for these contracts is recorded as a liability for premiums and other deposit funds.
The Company started issuing business in 2017 on the 2017 CSO table for life products where approved. There were two valuation basis changes for reserves in 2016. Disability reserves moved from the 1987 Commissioners Group Disability Table to the 2012 Group Long Term Disability Table. Group term life waiver of premium reserves moved from the 1952 Disability Study, period 2, with the 1958 CSO mortality table to the 2005 Group Term Life Waiver Reserve Table.
The Company waives deduction of deferred fractional premiums upon death of the insured, and returns any portion of the final premium beyond the month of death for policies developed and issued subsequent to December 1977.
Surrender values are not promised in excess of the legally computed reserves.
Extra premiums are charged for substandard lives in addition to the regular gross premium for the true age.
Mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding in addition one‑half of the extra premium charge for the year.
The Company had approximately $1,570,099,000 and $1,713,192,000 of insurance in force (after reinsurance ceded) for which the gross premiums are less than the net premiums according to the standard valuation set by the state of Oklahoma at December 31, 2017 and 2016, respectively.
The Company had approximately $43,876,000 and $233,798,000 as of December 31, 2017 and 2016, respectively, of annuity actuarial reserves and deposit liabilities that were subject to discretionary withdrawal at book value less current surrender charge of 5% or more. As of December 31, 2017 and 2016, the Company has approximately $774,454,000 and $642,626,000, respectively, of annuity actuarial reserves and deposit liabilities that were subject to discretionary withdrawal at market value where the withdrawal of the funds is payable at the current market value of the assets supporting the liabilities. Annuity reserves and deposit liabilities that were subject to discretionary withdrawal at book value without adjustment were approximately $1,793,827,000 and $1,503,635,000 as of December 31, 2017 and 2016, respectively. There were approximately $56,759,000 and $65,115,000 of annuity reserves and deposit liabilities that are not subject to discretionary withdrawal at December 31, 2017 and 2016, respectively. At December 31, 2017 and 2016, the total gross annuity actuarial reserves and deposit liabilities were approximately $2,668,916,000 and $2,445,174,000, respectively, and the net annuity actuarial reserves and deposit liabilities were approximately $2,663,595,000 and $2,439,593,000, respectively. The ceded amount of annuity actuarial reserves and deposit liabilities was approximately $5,321,000 and $5,581,000 as of December 31, 2017 and 2016, respectively. The Company's earnings related to these products are impacted by conditions in the overall interest rate environment.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

(l)	Capital and Surplus
Capital and surplus of the Company is restricted as to payment of dividends by statutory limitations applicable to insurance companies. Without prior approval of the respective state insurance department, dividends that can be paid are generally limited to the greater of 10% of statutory capital and surplus or the statutory net gain from operations before net realized capital gains/losses reported for the previous calendar year. The maximum dividend payout, which may be made without prior approval in 2017, is approximately $70,676,000.
The Oklahoma Insurance Department has adopted Risk‑Based Capital (RBC) requirements for life insurance companies. The RBC calculation serves as a benchmark for the regulation of life insurance companies by state insurance regulators. RBC provides for surplus formulas similar to target surplus formulas used by commercial rating agencies. The formulas specify various weighting factors that are applied to statutory financial balances or various levels of activity based on the perceived degree of risk, and are set forth in the RBC requirements. The Company has calculated RBC in accordance with the NAIC's Model Rule and RBC rules as adopted by the Oklahoma Insurance Department. The RBC, as calculated by the Company, exceeds levels requiring Company or regulatory action at December 31, 2017 and 2016.
(m)	Separate Accounts
The Company maintains a separate account under Oklahoma insurance law designated as American Fidelity Separate Account A (Account A). Account A was formerly known as American Fidelity Variable Annuity Fund A, and operated as an open‑end diversified management investment company from 1968 to 1998. Effective January 1, 1999, it was converted to a unit investment trust separate account, and it transferred its investment portfolio to the American Fidelity Dual Strategy Fund, Inc. (the Fund), an open‑end investment company sponsored by AFA, in exchange for shares of the Fund.
On November 25, 2014, Account A's investment in the Fund was substituted with the Vanguard Total Stock Market Index Fund. Under Oklahoma law, the assets of Account A are segregated from the Company's assets, are held for the exclusive benefit of the variable annuity contract owners, and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.
The Company also maintains separate accounts under Oklahoma insurance law designated as American Fidelity Separate Account B (Account B) and American Fidelity Separate Account C (Account C). Account B and Account C are registered as unit investment trusts under the Investment Company Act of 1940, as amended. Under Oklahoma law, the assets of each of the ten (10) segregated subaccounts of Account B and the ten (10) segregated subaccounts of Account C are held for the exclusive benefit of the variable annuity contract owners, and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.
The separate accounts maintained by the Company represent funds for nonguaranteed variable annuities. The assets of these accounts are carried at market value. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. These variable annuities generally provide an incidental death benefit of the greater of the account value or the premium paid. The minimum guaranteed death benefit reserve is held in the Company's general account. For the years ended December 31, 2017, 2016, and 2015, the amount of premiums, considerations, or deposits for the year was approximately $74,957,000, $67,998,000, and $74,568,000 respectively.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

(2)	Admitted and Nonadmitted Assets
Assets in the statutory statements of admitted assets, liabilities, and capital and surplus are stated at admitted asset values, which are the values permitted to be reported in the annual report to the Oklahoma Insurance Department. All other assets are "nonadmitted assets" and are excluded from the statutory statements of admitted assets, liabilities, and capital and surplus by a charge to surplus. Nonadmitted assets as of December 31 are as follows:
	2017	2016
Prepaids, deposits, and other receivables	$8,855,125	7,357,049
Agents' balances	39,277	1,534,104
Deferred tax asset	30,733,374	48,856,107
Leasehold improvements	21,629,636	22,437,761
	$61,257,412	80,185,021
(3)	Fair Value of Financial Instruments
A summary of the Company's financial instruments and the fair value estimates, methods, and assumptions is set forth below:
		Estimated fair value as of December 31, 2017
	Admitted
	assets	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and short-term
investments	$241,831,403	241,831,403	—	—	241,831,403
Bonds	4,043,435,952	21,140,938	3,610,267,203	628,129,694	4,259,537,835
Common and preferred stocks	28,426,343	23,725,544	156,727	5,495,192	29,377,463
Mortgage loans	480,274,494	—	—	488,921,484	488,921,484
Financial liabilities:
Certain policy liabilities	1,856,987,606	—	—	1,858,391,904	1,858,391,904
Borrowed money	497,670,254	—	474,352,172	—	474,352,172

		Estimated fair value as of December 31, 2016
	Admitted
	assets	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and short-term
investments	$143,509,947	143,509,947	—	—	143,509,947
Bonds	3,874,796,569	1,085,411	3,481,216,570	516,283,305	3,998,585,286
Common and preferred stocks	28,261,148	23,651,880	90,610	5,224,758	28,967,248
Mortgage loans	442,601,524	—	—	456,011,866	456,011,866
Financial liabilities:
Certain policy liabilities	1,763,626,783	—	—	1,766,083,135	1,766,083,135
Borrowed money	497,755,108	—	506,677,978	—	506,677,978

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements
(a)	Cash and Short‑Term Investments and Investment Income Due and Accrued
The carrying amounts of the financial instruments listed above approximate their fair values because they mature within a relatively short period of time, and do not present unanticipated credit concerns.
(b)	Bonds, Common Stocks and Preferred Stocks
For fixed maturities and marketable equity securities, for which market quotations generally are available, the Company primarily uses independent pricing services to assist in determining fair value measurements. When the fair value of certain securities is not readily available, the fair value estimates are based on quoted market prices of similar instruments adjusted for the differences between the quoted instruments and the instruments being valued, or fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with comparable maturities as the investments being valued. The Company's investments also include certain less liquid or private fixed maturity debt securities, such as private placements and certain structured notes. Valuations are estimated based on nonbinding broker prices or valuation models discounted cash flow models and other similar techniques that use observable or unobservable inputs and are considered Level 3.
The fair value of equity securities unaffiliated investments of the Company is based on quotations from independent pricing services, bid prices published in financial newspapers, or bid quotations received from securities dealers. Equity securities affiliated are reported at book value, which approximates fair value.
(c)	Mortgage Loans on Real Estate
Fair values are estimated for portfolios of loans with similar characteristics. Commercial mortgage loans have average net yield rates of 4.66% and 4.88% for December 31, 2017 and 2016, respectively. The fair value of mortgage loans was calculated by discounting scheduled cash flows to maturity using estimated market discount rates of 4.36% and 4.30% for December 31, 2017 and 2016, respectively. These rates reflect the credit and interest rate risk inherent in the loans. Assumptions regarding credit risk, cash flows, and discount rates are judgmentally determined using available market information and specific borrower information. The fair value of certain residential loans is based on the approximate fair value of the underlying real estate securing the mortgages.
(d)	Policy Loans
Policy loans have average interest yields of 5.97% and 6.19% as of December 31, 2017 and 2016, respectively, and have no specified maturity dates. These loans typically carry an interest rate that is tied to the crediting rate applied to the related policy and contract reserves. Policy loans are an integral part of the life insurance policies that the Company has in force and cannot be valued separately; therefore, are not presented in the previous table.
(e)	Certain Policy Liabilities
Certain policies sold by the Company are investment‑type contracts. These liabilities are segregated into two categories: premiums and other deposit funds and immediate annuities. These liabilities are further defined to segregate the deferred annuity contract with life contingencies, which are reported as aggregate reserves for life policies and contracts. The fair value of aggregate reserves for life policies and contracts is estimated as the fund value of each policy less applicable surrender charges. The fair value of the immediate annuities without life contingencies and premiums and other deposit funds is

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements
estimated as the discounted cash flows of expected future benefits less the discounted cash flows of expected future premiums, using the current pricing assumptions.
(f)	Borrowed Money
The fair value of the Company's notes payable is estimated by the present value of a stream of future expected cash flows using an appropriate discount rate. Discount factors are based on the LIBOR/Swap curve.
(g)	Limitations
Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These fair value estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they reflect income taxes on differences between fair value and tax basis of the assets. Because no established exchange exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These fair value estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the fair value estimates.
(h)	Fair Value Hierarchy
The following are the levels of hierarchy and a description of the type of valuation inputs that are used to establish each level:
Level 1 inputs are quoted in active markets for identical securities.
Level 2 inputs are other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 inputs are significant unobservable inputs (including the Company's own assumptions used to determine the fair value of investments).

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

Assets that are recorded at fair value are categorized into a three‑level fair value hierarchy as required by SSAP No. 100, Fair Value Measurements. The balances of these assets as of December 31, 2017 are as follows:
The following table presents the change for the year ended December 31, 2017 in the assets measured at fair value using unobservable inputs (Level 3):

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

Assets that are recorded at fair value are categorized into a three level fair value hierarchy as required by SSAP No. 100, Fair Value Measurements. The balances of these assets as of December 31, 2016 are as follows:
The following table presents the change for the year ended December 31, 2016 in the assets measured at fair value using unobservable inputs (Level 3):

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

(4)	Investments
Investment income for the years ended December 31 is summarized below:

Realized gains (losses) for the years ended December 31 consisted of the following:
The gross unrealized gains on common stocks of nonaffiliates were approximately $9,869,000, $9,052,000, and $8,675,000 in 2017, 2016, and 2015, respectively. The gross unrealized losses on common stocks of nonaffiliates were approximately $0, $9,400, and $10,000 in 2017, 2016, and 2015, respectively.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

The carrying value and estimated fair value of bonds, preferred stock, and common stock at December 31 are as follows:

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

The NAIC fair value of total bonds is approximately $5,802,000 more and $1,626,000 less than the estimated fair value in the tables above at December 31, 2017 and 2016, respectively.
The carrying value and estimated fair value of investments in bonds at December 31, 2017, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because the issuers of such securities may have the right to call or prepay obligations with or without call or prepayment penalties.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

Proceeds from sales of bonds during 2017, 2016, and 2015 were approximately $423,619,000, $260,277,000, and $146,704,000 respectively. Gross realized gains of approximately $14,693,000, $16,506,000, and $9,167,000 and gross realized losses of approximately $279,000, $65,000, and $4,024,000 respectively, were realized on those sales. In addition, the Company realized net gains of approximately $11,487,000, $4,415,000, and $4,324,000 on bonds that were called or prepaid in 2017, 2016, and 2015, respectively.
Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2017 were as follows:
Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2016 were as follows:
The unrealized losses in U.S. Treasury securities, obligations of U.S. government agencies and states and territories, and foreign government securities are due to interest rate fluctuations, which result in a decline in market values from original purchase price. Because the securities were acquired during a period of low interest rates, unrealized losses may continue and may become more severe in a rising interest rate environment. The Company expects the unrealized losses to reverse as the securities shorten in duration and mature, and because the Company has the ability to hold these investments and does not intend to sell until a market price recovery or maturity, these investments are not considered other‑than‑temporarily impaired.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

The investments included in states, territories, and political subdivisions are high‑grade investment quality and have unrealized losses due to an increase in interest rates since acquisition. Because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other‑than‑temporarily impaired.
The investments included in special revenue securities are comprised of general obligations of U.S. government sponsored agencies for which the U.S. government is indirectly obligated. The unrealized loss is due to interest rate fluctuations, which result in a decline in market values from original purchase price. Because the securities were acquired during a period of low interest rates, unrealized losses may continue and may become more severe in a rising interest rate environment. The Company expects the unrealized losses to reverse as the securities shorten in duration and mature and because the Company has the ability to hold these investments to maturity and does not intend to sell until a market price recovery or maturity, these investments are not considered other‑than‑temporarily impaired.
The investments included in corporate securities are comprised of corporate bonds. The unrealized loss is due to the current market and economic environment, which is affecting corporate credit ratings and changes in sector spreads. The unrealized loss may continue and may become more severe if the economy continues to trend downward or interest rates rise. Because the decline in fair value is attributable to economic changes and a slight decline in credit quality, and because the Company expects all contractual cash flows will be received and has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other‑than‑temporarily impaired.
The investments included in loan‑backed securities are comprised of U.S. government‑sponsored agency mortgage‑backed securities for which the U.S. government is not directly obligated, and private label whole loan collateralized mortgage obligations. The unrealized losses on these securities are a result of the current market and economic conditions that are affecting the mortgage‑backed sector. The credit quality on some mortgage‑backed bonds has declined due to the larger number of home defaults. Because the decline in fair value is attributable mainly to changes in market and economic conditions and the Company believes all contractual cash flows will be received and has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other‑than‑temporarily impaired. When the Company believes it will not receive all contractual cash flows, the securities are considered other‑than‑temporarily impaired.
At December 31, 2017 and 2016, investments with carrying values of approximately $2,985,000 and $2,916,000, respectively, were on deposit with state insurance departments as required by statute.
The Company has no direct exposure to subprime mortgage loans. An extensive pre‑purchase analysis is performed on every loan‑backed security. By purchasing only AAA agency mortgage‑backed securities and AAA collateralized mortgage‑backed whole loan securities, direct exposure to sub‑prime mortgages is virtually eliminated. The unrealized losses on these securities are a result of the current market and economic conditions that are affecting the mortgage‑backed sector. The credit qualities on some mortgage‑backed bonds have begun to decline due to the large number of home mortgage defaults. Because the decline in fair value is attributable mainly to changes in market and economic conditions and only due slightly to a lessening of credit, the Company believes most contractual cash flows will be received.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

(5)	Separate Accounts
The Company utilizes Separate Accounts to record and account for variable annuity business. In accordance with the Insurance Code of the State of Oklahoma, variable annuities are supported for separate account classification by Title 36, Chapter 2, Section 6061. As of December 31, 2017 and 2016, the Company Separate Account statement included legally insulated assets of approximately $781,742,000 and $648,034,000, respectively, attributed to variable annuity contracts. The Separate Accounts held by the Company represent nonguaranteed variable annuity funds. The Company does not have a securities lending program.
The assets of these accounts are carried at fair market value. The net investment experience of the Separate Accounts is credited directly to the policyholder and can be positive or negative. These variable annuities generally provide an incidental death benefit of the greater of account value or premium paid. The minimum guaranteed death benefit reserve is held in Exhibit 5, Miscellaneous Reserves Section, of the Company's general account annual statement.
				2017	2016	2015
1.	Premiums, considerations, or deposits for
	year ended December 31			$74,957,069	67,998,082	74,568,350
2.	Reserves at December 31:
	For accounts with assets at:
		a.	Fair market value	$78,174,340	648,033,770	558,314,969
		b.	Amortized cost	—	—	—
		c.	Total reserves	$78,174,340	648,033,770	558,314,969
3.	By withdrawal characteristics:
	a.	Subject to discretionary withdrawal		$—	—	—
	b.	With market value adjustment		—	—	—
	c.	At book value without market value adjustment
		and with current surrender charge of 5% or more		—	—	—
	d.	At fair market value		781,742,340	648,033,770	558,314,969
	e.	At book value without market value adjustment
		and with current surrender charge of 5%		—	—	—
	f.	Subtotal		781,742,340	648,033,770	558,314,969
	g.	Not subject to discretionary withdrawal		—	—	—
	h.	Total		$781,742,340	648,033,770	558,314,969
4.	Reserves for asset default risk in lieu of AVR			$—	—	—

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

Reconciliation of net transfers to or (from) Separate Accounts.
(6)	Liability for Accident and Health Reserves
Accident and health reserve activity for the years ended December 31, 2017, 2016, and 2015 was as follows:
Reinsurance recoverable on paid losses was approximately $1,276,000, $2,218,000, and $2,946,000 at December 31, 2017, 2016, and 2015, respectively.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

The provision for accident and health benefits pertaining to prior years decreased approximately $34,023,000 in 2017 from the prior year estimate. This decrease overall includes better than expected experience of approximately $31,113,000 for group medical and disability and approximately $2,910,000 for cancer business. The decrease is due to subsequent better than expected claim experience.
The provision for accident and health benefits pertaining to prior years decreased approximately $51,125,000 in 2016 from the prior year estimate. This decrease overall includes better than expected experience of approximately $48,009,000 for group medical and disability and approximately $3,116,000 for cancer business. The decrease is due to subsequent better than expected claim experience.
The provision for accident and health benefits pertaining to prior years decreased approximately $61,472,000 in 2015 from the prior year estimate. This decrease overall includes better than expected experience of approximately $54,179,000 for group medical and disability and approximately $7,293,000 for cancer business. The decrease is due to subsequent better than expected claim experience.
The Company paid approximately $53,000, $291,000, and $614,000 in 2017, 2016, and 2015, respectively, to settle claims related to extra contractual obligations or bad faith claims stemming from lawsuits.
(7)	Borrowed Money
AFA has borrowed approximately $496,500,000 and $496,500,000 on the line of credit with the Federal Home Loan Bank of Topeka (FHLB) at December 31, 2017 and 2016, respectively. The line of credit is secured by investment securities and cash pledged as collateral by AFA with a carrying amount of approximately $510,769,000 and $529,187,000 at December 31, 2017 and 2016, respectively, which exceeds the collateral required for this line of credit. The pledged securities are held in the Company's name in a custodial account at United Missouri Bank, N.A. to secure current and future borrowings. To participate in this available credit, AFA has acquired 227,532 shares in 2017 and 227,312 shares in 2016 of FHLB common stock with a total carrying value of approximately $22,753,200 and $22,731,200 at December 31, 2017 and 2016, respectively.
FHLB Capital Stock

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

FHLB Membership Stock (Class A and B) Eligible for Redemption
FHLB Borrowings
FHLB has the option to convert the initial rate of interest to an adjustable rate of interest on many of these lines of credit on the dates listed in the following table. At any time after FHLB exercises its conversion option, the Company may prepay the advance in full or in part without a fee.
The Company has no unused lines of credit as of December 31, 2017.
AFA had no Structured Note borrowings as of December 31, 2017 and 2016.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

Information regarding the terms of the funds borrowed from FHLB are as follows:

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements
*	These lines of credits have interest rates subject to conversion to an adjustable rate at the date specified above, as well as quarterly thereafter.
Interest paid in 2017, 2016, and 2015 was approximately $14,385,000, $16,146,000, and $17,212,000, respectively, and is included in investment expenses in net investment income in the accompanying statutory statements of operations.
Scheduled maturities (excluding interest) of the above indebtedness at December 31, 2017 are as follows:

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

(8)	Income Taxes
The Company's net deferred tax assets (liabilities) at December 31 and the change from the prior year are comprised of the following components:
Management has reviewed whether a valuation allowance is needed on its total gross deferred tax assets reported above based on factors such as past history and trends, projected taxable income, and expiration of carryforwards. Additionally, management considered the various aspects of the Tax Cuts and Jobs Act when it assessed whether or not its criteria for establishing a valuation allowance was impacted.  Management believes that in 2017 and 2016 it is more likely than not that the results of operations will generate sufficient taxable income to realize its gross deferred tax assets on ordinary items. Additionally, in 2017 and 2016, management believes that there are sufficient capital gains available in its capital assets portfolio and that holding its fixed debt securities in a loss position to maturity or recovery substantiates the Company's ability to realize its gross deferred tax assets on capital items.
On February 8, 2018, the NAIC issued Interpretation (INT) 18-01 to address the reporting and updating of estimates that companies are required to reflect as various accounting adjustments in their financial statements as a result of the Tax Act. This guidance provides that, although some accounting computations may be considered "complete", other accounting computations or assessments may be considered "incomplete" when the financial statements are filed.  As such, for those items which are "incomplete" but for which a reasonable estimate can be made, those amounts should be recorded as provisional in the financial statements for the year ended December 31, 2017.  For those items for which a reasonable estimate cannot be made, companies may continue to apply pre-Tax Act law.  Changes to amounts recognized in the financial statements for the year ended December 31, 2017 as a result of the Tax Act shall be recognized as a change in accounting estimate, pursuant to SSAP No. 3, when the information necessary to update the estimate becomes available. All income tax effects have been identified and appropriately accounted for as a result of the Tax Act in accordance with INT 18-01.  The tax accounting for the revaluation of deferred tax liabilities is complete. The income tax effects of life insurance reserves for tax purposes pursuant to the Tax Act have been recorded as provisional as the analysis is incomplete but a reasonable estimate was determined.  The Company is in the process of quantifying the impact of the Tax Act and will record any adjustments in accordance with the guidance provided in INT 18-01 within the measurement period.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

The Company's admission calculation components at December 31 are as follows:

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

As of December 31, the change in the net deferred income taxes is comprised of the following (this analysis is exclusive of the nonadmitted DTAs as the change in nonadmitted assets is reported separately from the change in net deferred income taxes in the statutory statements of capital and surplus):
The impact of the Company's tax planning strategies as of December 31 is as follows:
None of the Company's tax‑planning strategies include the use of reinsurance.
There are no temporary differences for which deferred tax liabilities are not recognized.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

As of December 31, current income taxes incurred consist of the following major components:
	2016	2015	Change
Current federal income tax – operations	$32,030,414	41,960,713	(9,930,299)
Foreign income tax	—	—	—
Subtotal	32,030,414	41,960,713	(9,930,299)
Current federal income tax on capital gains	7,278,712	1,408,332	5,870,380
Current tax on the cumulative impact of
accounting error reported in surplus	(2,528,052)	—	(2,528,052)
Federal and foreign income
taxes incurred	$36,781,074	43,369,045	(6,587,971)

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

As of December 31, deferred income tax assets and liabilities consist of the following major components:
(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

2017	2016	Change
Capital:			
Investments	$ 4,708,769	6,101,701	(1,392,932)
Subtotal	4,708,769	6,101,701	(1,392,932)
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	2,727,744	3,348,827	(621,083)
Admitted capital deferred tax assets	1,981,025	2,752,874	(771,849)
Admitted deferred tax assets	45,865,692	70,512,122	(24,646,430)
Deferred tax liabilities:			
Ordinary:			
Fixed Assets	112,342	156,338	(43,996)
Deferred and uncollected premium	18,630,982	28,414,297	(9,783,315)
Other	303,149	849,787	(546,638)
Subtotal	19,046,473	29,420,422	(10,373,949)
Capital:			
Investments	1,981,025	2,752,874	(771,849)
Subtotal	1,981,025	2,752,874	(771,849)
Deferred tax liabilities	21,027,498	32,173,296	(11,145,798)
Net deferred tax assets	$ 24,838,194	38,338,826	(13,500,632)

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

The Company's income tax incurred and change in deferred tax differ from the amount obtained by applying the federal statutory rate of 35% to income before income taxes and net realized capital gains (losses) as follows:
The Tax Cuts and Jobs Act was enacted on December 22, 2017 and materially impacts the net deferred tax assets reported by the Company.  This $38,204,386 is the impact of the tax rate change from 35% to 21% on net deferred tax assets without unrealized gains and losses.  The total impact of the tax rate change from 35% to 21% on net deferred tax assets is $37,047,712 when including the ($1,156,674) impact of the tax rate change on the deferred tax liability attributable to unrealized gains and losses.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

As of December 31, 2017, there are no operations loss deductions, capital loss, or tax credit carryforwards available for tax purposes.
The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:
Due to the change in Federal tax law resulting from the enactment of the Tax Cuts and Jobs Act on December 22, 2017, the 3-year carry back of ordinary losses to the extent of ordinary income generated in the carry back years is no longer available.  The 3-year carry back of capital losses is still allowed to the extent of capital gains generated in the carry back years.  The amounts in this table represent the income tax incurred on capital gains in the current and prior years that will be available for recoupment in the event of future net capital losses.
As of December 31, 2017, there were no deposits admitted under Section 6603 of the Internal Revenue Code.
The Company is included in a consolidated federal income tax return with the following entities:
The method of tax allocation between the companies is subject to a written agreement approved by the Board of Directors. Allocation is based on separate return calculations at the group's effective tax rate with current credit for net losses. Intercompany tax balances are settled annually.
The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.
The Company files income tax returns in the U.S. federal jurisdiction and various states. The Company is no longer subject to U.S. federal income tax examinations for years prior to 2014 and state and local income tax examinations for years prior to 2013. The Company is not currently under examination by any taxing authority.
(9)	Reinsurance
Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Management believes that all reinsurers presently used are financially sound and will be able to meet their contractual obligations; therefore, no significant allowance and uncollectible amounts has been included in the December 31, 2017 or 2016 statutory financial statements. Estimated amounts that reduce the reserves for future policy benefits at December 31, 2017 and 2016 for reinsurance ceded are approximately $1,121,336,000 and $1,105,970,000, respectively. At December 31, 2017 and 2016, amounts that reduced the reserves for future policy benefits of approximately $734,182,000 and $742,164,000, respectively, were associated with one reinsurer (note 14).
At December 31, 2017 and 2016, the Company had unsecured aggregate recoverable from the following reinsurers for policy and contracts claims, paid and unpaid, that exceeds 3% of the Company's surplus, as follows:
Reinsurance agreements in effect for life insurance policies vary according to the age of the insured and the type of risk. Retention amounts for life insurance range from $250,000 on domestic individual life coverages to $500,000 on group life and Latin American individual life coverages, with slightly lower limits on accidental death benefits. At December 31, 2017 and 2016, the face amounts of life insurance in force that are reinsured amounted to approximately $8,167,000,000 and $8,557,000,000, respectively (approximately 29.8% and 33.9% of total life insurance in force, respectively).
Reinsurance agreements in effect for accident and health insurance policies vary with the type of coverage. There are no accident and health reinsurance treaties subject to retention limits.
The effects of reinsurance agreements on earned premiums, prior to deductions for benefits, and commission allowances are as follows for the years ended December 31, 2017, 2016, and 2015:
Reinsurance agreements reduced benefits paid for life and accident and health policies by approximately $197,162,000, $198,393,000, and $187,656,000 for the years ended December 31, 2017, 2016, and 2015, respectively.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

(10)	Employee Benefit Plans
The Company participates in a pension plan (the Plan), sponsored by AFC, and is not directly liable for obligations under the Plan. The Plan covers all employees who have satisfied longevity and age requirements. The Company's funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes. Contributions are intended to provide not only for benefits attributed to service to date, but also for those expected to be earned in the future. The Company contributed approximately $16,150,000, $9,566,000, and 7,558,000 to the Plan during the years ended December 31, 2017, 2016, and 2015, respectively. AFC also offers certain postretirement benefits other than the Plan.
The Company participates in a defined‑contribution thrift and profit sharing plan as provided under Section 401(a) of the Code, which includes the tax deferral feature for employee contributions provided by Section 401(k) of the Code. The Company contributed approximately $8,483,000, $7,664,000, and $6,909,000 to this plan during the years ended December 31, 2017, 2016, and 2015, respectively.
SSAP No. 102, Accounting for Pensions, A replacement of SSAP No. 89, is effective for years beginning January 1, 2013. The Company participates in a Consolidated/Holding Company plan for pension benefits and is not directly liable for obligations under the Plan. The accounting and reporting requirements of SSAP No. 102 have no impact on the Company's financial statements, as the applicable requirements under Paragraph 80 have not changed from past years.
(11)	Leases
The Company leases various properties to nonaffiliates under operating lease agreements, which expire or are cancelable within one year. The properties leased are included in the statutory statements of admitted assets, liabilities, and capital and surplus as investment real estate. Rental income on these properties is included in the statutory statements of operations as net investment income.
Investment real estate held for lease is as follows at December 31:
The Company entered into a lease agreement with 9000 Broadway LLC, a related party, on December 31, 2012, and modified effective January 1, 2014. The balance due will be paid in monthly amounts of approximately $714,000 over the 20 year term of the lease.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

(12)	Related‑Party Transactions
The Company paid cash dividends to AFC in the amount of approximately $35,000,000 during 2017, $45,000,000 during 2016, and $35,000,000 during 2015. There were no other transactions with affiliates in amounts, which exceeded one‑half of one percent of the total admitted assets of the Company.
At December 31, 2017 and 2016, the Company reported approximately $9,936,000 and $6,492,000, respectively, as amounts due from AFC.
The Company leases office space from a subsidiary of AFC. The rent payments associated with this lease were approximately $13,643,000, $14,045,000, and $14,671,000 in 2017, 2016, and 2015, respectively.
During 2017, 2016, and 2015, the Company entered into three‑year software lease agreements with AFC. Lease expense related to these agreements was approximately $5,397,000, $5,471,000, and $5,449,000 for the years ended December 31, 2017, 2016, and 2015, respectively, and is included in general insurance expenses.
The Company leases automobiles, furniture, and equipment from a partnership that owns a controlling interest in AFC. These operating leases are cancelable upon one month's notice. During the years ended December 31, 2017, 2016, and 2015, payments under these leases were approximately $12,692,000, $10,904,000, and $9,374,000, respectively.
Under a service agreement approved by the Oklahoma Insurance Department, AFC provides certain services on a cost basis with no markup. During the years ended December 31, 2017, 2016, and 2015, the Company paid management fees to AFC totaling approximately $8,456,000, $8,662,000, and $6,316,000, respectively.
Under a service agreement approved by the Oklahoma Insurance Department, AFA provides certain services to American Fidelity International (Bermuda) Ltd. (AFIBL). During the years ended December 31, 2017, 2016, and 2015, AFIBL paid management fees to AFA of approximately $2,103,000.
Under a service agreement approved by the Oklahoma Insurance Department, AFA provides certain services to American Public Life Insurance Company (APL). During the years ended December 31, 2017, 2016, and 2015, APL paid management fees to AFA of approximately $1,500,000, $750,000, and $750,000, respectively.
During the years ended December 31, 2017, 2016, and 2015, the Company paid investment advisory fees to a partnership that owns a controlling interest in AFC totaling approximately $10,481,000, $10,048,000, and $9,988,000, respectively.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

(13)	Commitments and Contingencies
Rent expense for the years ended December 31, 2017, 2016, and 2015 was approximately $30,516,000, $29,273,000, and $28,001,000, respectively. A portion of rent expense relates to leases that expire or are cancelable within one year. The approximate aggregate minimum annual rental commitments as of December 31, 2017 under noncancelable long‑term leases for office space are as follows:
The Company has outstanding mortgage loan commitments of approximately $9,500,000 and $19,010,000 at December 31, 2017 and 2016, respectively.
The Company is subject to state guaranty association assessments in all states in which it is licensed to do business. These associations generally guarantee certain levels of benefits payable to resident policyholders of insolvent insurance companies. Many states allow premium tax credits for all or a portion of such assessments, thereby allowing potential recovery of these payments over a period of years. However, several states do not allow such credits. The Company estimates its liabilities for guaranty association assessments by using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company monitors and revises its estimates for assessments as additional information becomes available, which could result in changes to the estimated liabilities. As of December 31, 2017 and 2016, liabilities for guaranty association assessments totaled approximately $2,210,000 and $985,000, respectively. Other operating expenses related to state guaranty association assessments were minimal for the years ended December 31, 2017 and 2016.
In the normal course of business, there are various legal actions and proceedings pending against the Company and its subsidiaries. In management's opinion, the ultimate liability, if any, resulting from these legal actions will not have a material adverse effect on the Company's financial position.
(14)	Acquired Business – Mid‑Continent Life Insurance Company
Effective December 31, 2000, the Company entered into an assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, in his capacity as receiver of Mid‑Continent Life Insurance Company (MCL) of Oklahoma City, Oklahoma. Under this agreement, the Company assumed MCL's policies in force, with the exception of a small block of annuity policies that was assumed effective January 1, 2001. In a concurrent reinsurance agreement, the Company ceded 100% of the MCL policies assumed to Hannover Life Reassurance Company of America. In 2002, this agreement was then transferred to Hannover Life Reassurance Company of Ireland (HLR). The agreement with HLR is a funds withheld arrangement, with the Company ceding net policy assets and liabilities of approximately $724,753,000 and $732,349,000 to HLR and maintaining a funds withheld liability at December 31, 2017 and 2016, respectively.
Under the terms of the agreement with the receiver, the Company has guaranteed that the amount of premiums charged under the assumed "Extra‑Life" contracts will not increase during the 17‑year period beginning December 31, 2000, and will only increase thereafter if certain conditions are met.  In 2018, the Company demonstrated to the Oklahoma Department of Insurance that those certain conditions had been

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

met and the Company will implement a rate increase beginning in July of 2018. The Company has also guaranteed that the current dividend scale on the assumed "Extra‑Life" contracts shall not be reduced or eliminated during the five‑year period beginning December 31, 2000. Beginning January 1, 2006, the dividends on the assumed "Extra‑Life" contracts are no longer guaranteed pursuant to the assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma.
As required by the terms of the assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, the Company and HLR agreed that a Supplemental Policyholder Reserve (SPR) would be established. The initial SPR is equal to the net of the assets and liabilities received from MCL under the assumption agreement, less amounts ceded to other reinsurance carriers. The SPR is 100% ceded to HLR.
The purpose of the SPR is to provide additional protection to the MCL policyholders against premium increases and to ensure that profits are recognized over the lives of the underlying policies, rather than being recognized up front. The method for calculation of the initial SPR was specified precisely in the agreement with the receiver. The method for calculating the SPR for periods beyond the purchase date was developed by the Company, as this reserve is not otherwise required statutorily or under existing actuarial valuation guidance. The SPR is divided into two parts: (a) an additional reserve for future benefits, which is an estimate of the amount needed, in addition to the policy reserves and liability for future dividends, to fund benefits assuming there are no future premium rate increases, and (b) an additional reserve for future estimated profit, which represents the profit the Company expects to earn on this business over the lives of the underlying policies. The SPR is reprojected each year to recognize current and future profits as a level percentage of future projected required capital amounts each year, resulting in a level return on investment. Any remaining SPR will not automatically be released after the premium guarantee period of 17 years because the SPR is to be held until there is an actuarial certainty that premium rate increases will not be needed. The calculation of the SPR is subject to significant volatility, as it is highly dependent upon assumptions regarding mortality, lapse experience, and investment return. Small shifts in any of these underlying assumptions could have a dramatic impact on the value of the SPR. The SPR was approximately $369,102,000 and $376,521,000 for 2017 and 2016, respectively.
Under the terms of the agreement with HLR, HLR has agreed to share future profits on a 50/50 basis with the Company through an experience refund account. The experience refund account is calculated as premium income plus investment income less reserve increases (including the SPR), benefits paid, and administrative expense allowances paid to the Company and is settled on a quarterly basis. Losses are not shared on a 50/50 basis, except to the extent that a net loss in the experience account at the end of a quarter carries forward to future quarters. There was no experience refund earned by the Company in 2017 and 2016. Due to the nature of a funds withheld reinsurance arrangement, the components of the experience refund calculation are reported as separate components in the accompanying summary of operations. Premium income, reserve increases, and benefits paid related to this block are reported as reductions of premium income, changes in reserves, and benefits for reinsurance ceded, as required by the terms of the agreement. Investment income on the funds withheld is included in AFA's investment income, and administrative expense allowances paid to AFA are reported as a reduction of AFA's expense. The impact of ceding investment income on funds withheld is reported as a reduction of net investment income in the accompanying summary of operations.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

(15)	Life Contracts – Premiums
Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2017 were as follows:
Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2016 were as follows:

(16)	Short‑Duration Contracts
Liabilities for Unpaid Claims and Claims Expenses
The following is information about incurred and paid claims development as of December 31, 2017. Such amounts are presented net of reinsurance, and are not discounted. The tables present claims development and cumulative claim payments by incurred year. The development tables are only presented for significant short‑duration product liabilities. The information about incurred and paid claims development prior to 2016 is presented as supplementary information.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements
Joint Venture (in thousands):

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

Average Annual Percentage Payout
The following is supplementary information about average historical claims duration as of December 31, 2017:
Significant Methodologies and Assumptions
Joint Venture (JV) reserves are developed by looking at the historical pattern of paid claims and pending case reserves. Factors are developed using these patterns and are applied to the current cumulative paid claims and pending case reserves. For incurred months that are not fully credible, the Company weights the non-credible portion with the target loss ratio for the block.
Reconciliation of the Disclosure of Incurred and Paid Claims Development to the Liability for Unpaid Claims and Cost Adjustment Expenses.
The reconciliation of the net incurred and paid claims development tables to the liability for unpaid claims and claim adjustment expenses on the consolidated balance sheet were as follows at (in thousands):

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

(17)	Managing General Agents and Third‑Party Administrators
Managing general agents (MGAs) and direct written contracts at December 31 were as follows:

Name and address of managing general agent or third-party administrator	Federal employer identification number	Exclusive contract	Type of business written	Type of authority granted *	2017 Direct written premium	2016 Direct written premium	2015 Direct written premium
TRU Services, LLC 200 Cummings Center, Ste. 272 D Beverly, MA 01915	04-3392571	No	Excess loss medical and group life	U, C, CA, R, P	$ 31,322,507	37,729,238	37,684,320
Elite Brokerage Services, Inc. Suite 200 191 Sheree Blvd. Exton, PA 19341	23-2328659	No	Excess loss medical	U, C, CA, R, P	—	—	18,915,226
Excess Reinsurance UW Agency, I Suite 101 307 South Evergreen Ave Woodbury, NJ 08096	22-2945293	No	Excess loss medical	U, C, CA, R, P	—	—	11,508,916
	Aggregate other				65,270,322	47,981,973	24,800,260
Total MGA and third-party administrator premium					$ 96,592,829	85,711,211	92,908,722

* Abbreviations
U: Underwriting
C: Claims payment
CA: Claims adjustment
R: Reinsurance ceding
P: Premium collection

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

(18)	Affiliated Entities
The following is a summary of the significant ownership and affiliated entity relationships that existed at December 31, 2017:

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

(19)	Reconciliations
Reconciliations of capital and surplus and net income on a GAAP basis to the amounts included in the accompanying statutory financial statements for the years ended December 31, 2017 and 2016 are as follows (in thousands):

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

Reconciliations of capital and surplus and net income on a GAAP basis to the amounts included in the accompanying statutory financial statements for the years ended December 31, 2016 and 2015 are as follows (in thousands):
	Net income,		Capital and surplus,
	year ended December 31		at December 31
	2016	2015	2016	2015
Amounts as reported on statutory
basis	$76,434	75,367	414,602	408,498
Adjustments:
Deferred policy acquisition costs	36,200	39,733	584,217	549,370
Policy benefit reserves	10,674	(448)	(2,625)	(12,724)
Deferred federal income taxes	(15,206)	(5,471)	(173,589)	(153,763)
Due and deferred premiums	(1,978)	(2,126)	(21,807)	(19,229)
Nonadmitted assets	—	—	31,329	16,224
Asset valuation reserve	—	—	32,881	26,584
Invested assets	40,676	(72,431)	122,712	75,785
Funds withheld derivative	(34,465)	73,955	(76,710)	(42,246)
Other, net	(7,102)	(1,306)	26,053	19,559
Amounts on a GAAP
basis for consolidated
presentation	$105,233	107,273	937,063	868,058

(20)	Guaranty Assessments
As of December 31, 2017, American Fidelity Assurance Company did not receive notice of any assessments that would have a material financial impact.
The amount of recognized liabilities under SSAP No. 35R is $2,210,000 and the related asset for premium tax credits is $1,535,558. The Company expects that the assessments would be billed and paid over the next year and the majority of the premium tax offsets would be realized over the next five years after that.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

(21)	Subsequent Events
The Company has evaluated events subsequent to December 31, 2017 and through April 19, 2018, the date on which the audited financial statements were issued

AMERICAN FIDELITY ASSURANCE COMPANY
Schedule I – Summary of Investments – Other than Investments in Related Parties

Type of investment	Cost	Fair Value	Amount at which shown in the balance sheet
Bonds:
United States Government and government agencies and authorities	$4,894,952	$5,238,813	$4,894,952
Special Revenue	392,916,263	392,865,930	392,916,263
States, municipalities and political subdivisions	407,706,187	444,135,433	407,706,187
Foreign governments	28,230,642	30,369,471	28,230,642
All other corporate bonds[1]	3,190,721,850	3,366,834,320	3,189,594,040
SVO Identified Funds	20,005,429	20,093,868	20,093,868
Total Bonds:	4,044,475,323	4,259,537,835	4,043,435,952
Equity securities:
Preferred stock	$4,211,220	$5,162,340	$4,211,220
Common stock - unaffiliated	13,382,865	23,252,191	23,252,191
Total equity securities:	17,594,085	28,414,531	27,463,411
Mortgage loans on real estate	480,274,494	488,921,484	480,274,494
Real estate	20,496,168	20,496,168	20,496,168
Cash and short-term investments	241,831,403	241,831,403	241,831,403
Contract loans	55,266,258	55,266,258	55,266,258
Other long-term investments	8,499,309	11,944,958	8,499,309
Receivable for securities	891,977	891,977	891,977
Total investments	$4,869,329,017	$5,107,304,614	$4,878,158,972

1The amount shown on the balance sheet for NAIC 6 bonds are presented at fair value as fair value is lower than cost
See accompanying independent auditors' report.

AMERICAN FIDELITY ASSURANCE COMPANY
Schedule III - Supplementary Insurance Information
(In thousands)

	As of December 31,				For the years ended December 31,
Segment	Deferred policy acquisition cost (1)	Future policy benefits losses, claims and loss expenses (3)	Unearned premiums (3)	Other policy claims and benefits Payable (3)	Premium revenue and annuity, pension and other contract considerations	Net investment income	Benefits, clams, losses and settlement expenses	Amortization of deferred policy acquisition costs (1)	Other operating expense	Premiums written (2)
2017:
Life	—	$447,837	—	$17,282	$117,845	$59,874	$32,589	—	$57,854	—
Annuity	—	$1,879,503	—	—	$159,169	$81,476	$122,750	—	$19,801	—
Supplementary
Contract	—	$712	—	$96	—	$30	—	—	—	—
Accident and
Health	—	$655,307	$6,201	$106,143	$680,365	$36,687	$319,680	—	$329,750	—
Total	—	$2,983,359	$6,201	$123,521	$957,379	$178,067	$475,019	—	$407,405	—

2016:
Life	—	$416,680	—	$19,999	$103,402	$63,698	$38,971	—	$48,045	—
Annuity	—	$1,786,814	—	—	$165,731	$79,779	$104,341	—	$19,381	—
Supplementary
Contract	—	$739	—	$93	—	$30	—	—	—	—
Accident and
Health	—	$598,138	$4,925	$120,974	$637,451	$31,986	$279,480	—	$296,634	—
Total	—	$2,802,371	$4,925	$141,066	$906,584	$175,493	$422,792	—	$364,060	—

2015:
Life	—	$389,091	—	$18,439	$98,020	$62,752	$27,961	—	$51,257	—
Annuity	—	$1,671,160	—	—	$257,351	$79,359	$110,146	—	$20,828	—
Supplementary
Contract	—	$695	—	$139	—	$29	—	—	—	—
Accident and
Health	—	$523,434	$4,580	$154,729	$602,521	$30,989	$294,443	—	$293,445	—
Total	—	$2,584,380	$4,580	$173,307	$957,892	$173,129	$432,550	—	$365,530	—

(1)	Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.
(2)	Does not apply to life insurance.
(3)	Advance premiums and other deposit funds are included in other policy claims and benefits payable.

See accompanying independent auditors report.

AMERICAN FIDELITY ASSURANCE COMPANY
Schedule IV – Reinsurance
(In thousands)
					Percentage
		Ceded	Assumed		of amount
	Gross	to other	from other	Net	assumed
	amount	companies	companies	amount	to net
Year ended December 31, 2017:
Life insurance in force	$27,370,623	8,166,721	—	19,203,902	N/A
Premiums:
Life insurance	$324,070	47,055	—	277,015	N/A
Accident and health insurance	805,585	175,349	50,129	680,365	7.37%
Total premiums	$1,129,655	222,404	50,129	957,380	5.24%
Year ended December 31, 2016:
Life insurance in force	$25,265,829	8,556,920	—	16,708,909	N/A
Premiums:
Life insurance	$317,440	48,308	1	269,133	—%
Accident and health insurance	754,042	161,358	44,767	637,451	7.02%
Total premiums	$1,071,482	209,666	44,768	906,584	4.94%
Year ended December 31, 2015:
Life insurance in force	$24,917,319	8,988,044	7,682	15,936,957	0.05%
Premiums:
Life insurance	$406,290	50,948	30	355,372	0.01%
Accident and health insurance	729,254	170,249	43,516	602,521	7.22%
Total premiums	$1,135,544	221,197	43,546	957,893	4.55%

See accompanying independent auditors' report.

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
(a) Financial Statements
The following financial statements are included in Part B hereof:
AMERICAN FIDELITY SEPARATE ACCOUNT C
Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2017
Statements of Operations for the Year Ended December 31, 2017
Statements of Changes in Net Assets for the Years Ended December 31, 2017 and 2016
Financial Highlights
Notes to Financial Statements
AMERICAN FIDELITY ASSURANCE COMPANY
Independent Auditors' Report
Statutory Statements of Admitted Assets, Liabilities, and Capital Surplus as of December 31, 2017 and 2016
Statutory Statements of Operations for the Years Ended December 31, 2017, 2016 and 2015
Statutory Statements of Capital and Surplus for the Years Ended December 31, 2017, 2016 and 2015
Statutory Statements of Cash Flow for the Years Ended December 31, 2017, 2016 and 2015
Notes to Statutory Financial Statements
Schedule I - Summary of Investments - Other Investments in Related Parties
Schedule III - Supplementary Insurance Information
Schedule IV - Reinsurance

(b) Exhibits
1
Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of Separate Account C.  Incorporated by reference to Exhibit 1 to Registrant's Registration Statement on Form N-4 filed on February 27, 2003.

3
Amended and Restated Principal Underwriter's Agreement dated June 10, 2006, between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc.  Incorporated by reference to Exhibit 3 to Registrant's Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

3.1*
First Amendment to Amended and Restated Principal Underwriter's Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. dated June 10, 2009.

3.2
Second Amendment to Amended and Restated Principal Underwriter's Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc., dated April 20, 2012.  Incorporated by reference to Exhibit 3.1 to Registrant's Registration Statement on Post-Effective Amendment No. 11 to Form N-4 filed on April 30, 2012.

3.3*
Third Amendment to Amended and Restated Principal Underwriter's Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. dated June 10, 2015.

4.1	Flexible Premium Group Variable Annuity. Incorporated by reference to Exhibit 4.1 to Registrant's Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.
5.1
Section 457(b) Deferred Compensation Plan Participation Election Form.  Incorporated by reference to Exhibit 5.1 to Registrant's Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.

5.2
Section 457 Group Variable Annuity Master Application.  Incorporated by reference to Exhibit 5.2 to Registrant's Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.

6.1
Articles of Incorporation of American Fidelity Assurance Company as amended.  Incorporated by reference to Exhibit 6.1 to Registrant's Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.

6.2
Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997.  Incorporated by reference to Exhibit 6.2 to Registrant's Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.

8.1
Fund Participation and Service Agreement dated August 19, 2014 by and among American Fidelity Assurance Company, on behalf of the Registrant, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series.  Incorporated by reference to Exhibit 8.1 to Registrant's Registration Statement on Post-Effective Amendment No. 14 to Form N-4 filed on April 30, 2015.

8.1.1*
Amendment No. 1 to Fund Participation and Service Agreement, dated November 14, 2017, by and between American Fidelity Assurance Company, on behalf of the Registrant, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series.

8.1.2
Rule 22c-2 Agreement dated September 12, 2014 between American Fidelity Assurance Company and American Funds Service Company.  Incorporated by reference to Exhibit 8.1.1 to Registrant's Registration Statement on Post-Effective Amendment No. 14 to Form N-4 filed on April 30, 2015.

8.1.3
Business Agreement dated August 19, 2014 by and among American Fidelity Assurance Company, American Fidelity Securities, Inc., American Funds Distributors, Inc. and Capital Research and Management Company.  Incorporated by reference to Exhibit 8.1.2 to Registrant's Registration Statement on Post-Effective Amendment No. 14 to Form N-4 filed on April 30, 2015.

8.2
Second Amended and Restated Fund Participation Agreement dated April 26, 2010, between American Fidelity Assurance Company, BlackRock Investments, LLC and BlackRock Variable Series Funds, Inc.  Incorporated by reference to Exhibit 8.2 to Registrant's Registration Statement on Post-Effective Amendment No. 9 to Form N-4 filed on April 29, 2010.

8.2.1
Administrative Services Agreement dated May 1, 1999, between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P.  Incorporated by reference to Exhibit 8.17 to Registrant's Registration Statement on Post-Effective Amendment No. 2 to Form N-4 filed on March 31, 2005.

8.2.2
Amendment to Administrative Services Agreement dated May 1, 1999 between American Fidelity Assurance Company and Merrill Lynch Asset Management, L. P. dated February 28, 2005.  Incorporated by reference to Exhibit 8.25 to Registrant's Registration Statement on Post-Effective Amendment No. 3 to Form N-4 filed on April 27, 2005.

8.2.3
Second Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC effective May 1, 2007.  Incorporated by reference to Exhibit 8.2.6 to Registrant's Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.2.4
Third Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC dated as of February 1, 2011.  Incorporated by reference to Exhibit 8.2.7 to Post-Effective Amendment No. 10 to Registrant's registration statement on Form N-4 filed on April 29, 2011.

8.2.5
Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between BlackRock Distributors, Inc. and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.2.7 to Registrant's Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.3
Fund Participation Agreement dated May 13, 1997, between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment to Fund Participation Agreement dated May 13, 1997.  Incorporated by Reference to Exhibit 8.3 to Registrant's Registration Statement on Post-Effective Amendment No. 1 to Form N-4 filed on April 26, 2004.

8.3.1
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund).  Incorporated by Reference to Exhibit 8.4 to Registrant's Registration Statement on Post-Effective Amendment No. 1 to Form N-4 filed on April 26, 2004.

8.3.2
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002.  Incorporated by reference to Exhibit 8.5 to Registrant's Registration Statement on Form N-4 filed on February 27, 2003.

8.3.3
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a "The Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund)") dated November 1, 2010.  Incorporated by reference to Exhibit 8.3.3 to Post-Effective Amendment No. 10 to Registrant's registration statement on Form N-4 filed on April 29, 2011.

8.3.4
Amendment No. 5 to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a "The Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund)") dated April 15, 2011.  Incorporated by reference to Exhibit 8.3.9 to Post-Effective Amendment No. 10 to Registrant's registration statement on Form N-4 filed on April 29, 2011.

8.3.5*
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, Dreyfus Stock Index Fund, Inc. (formerly known as "The Dreyfus Life and Annuity Index Fund, Inc. [d/b/a/ Dreyfus Stock Index Fund]"), and The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (formerly known as "The Dreyfus Socially Responsible Growth Fund, Inc.) dated July 1, 2017.

8.3.6
Agreement dated May 13, 1997 between American Fidelity Assurance Company and The Dreyfus Corporation.  Incorporated by reference to Exhibit 8.18 to Registrant's Registration Statement on Post-Effective Amendment No. 2 to Form N-4 filed on March 31, 2005.

8.3.7
Amendment to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated January 1, 1999.  Incorporated by reference to Exhibit 8.19 to Registrant's Registration Statement on Post-Effective Amendment No. 2 to Form N-4 filed on March 31, 2005

8.3.8
Amendment No. 2 to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated March 15, 2005.  Incorporated by reference to Exhibit 8.23 to Registrant's Registration Statement on Post-Effective Amendment No. 3 to Form N-4 filed on April 27, 2005.

8.3.9
Amendment to Agreement by and between The Dreyfus Corporation and each of American Fidelity Assurance Company and American Fidelity Securities, Inc. dated November 1, 2010.  Incorporated by reference to Exhibit 8.3.7 to Post-Effective Amendment No. 10 to Registrant's registration statement on Form N-4 filed on April 29, 2011.

8.3.10*	Amendment to Agreement by and between The Dreyfus Corporation and each of American Fidelity Assurance Company and American Fidelity Securities, Inc. dated July 1, 2017.
8.3.11
2006 Supplemental Agreement (22c-2 Agreement) dated October 1, 2006 by and between Dreyfus Service Corporation and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.3.6 to Registrant's Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.4
Participation Agreement among Vanguard® Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005.  Incorporated by reference to Exhibit 8.26 to Registrant's Registration Statement on Post-Effective Amendment No. 3 to Form N-4 filed on April 27, 2005.

8.4.1
Amendment (22c-2 Agreement) to Participation Agreement dated July 12, 2006 by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.5.1 to Registrant's Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.4.2
Second Amendment to Participation Agreement by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated April 13, 2010.  Incorporated by reference to Exhibit 8.5.2 to Registrant's Registration Statement on Post-Effective Amendment No. 9 to Form N-4 filed on April 29, 2010.

8.4.3
Amendments dated January 2, 2014 to Schedules A and B of Participation Agreement among Vanguard® Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005, as amended.  Incorporated by reference to Exhibit 8.4.3 to Registrant's Registration Statement on Post-Effective Amendment No. 14 to Form N-4 filed on April 30, 2015.

8.5*	Amended and Restated Investment Consultant Agreement between American Fidelity Assurance Company and InvesTrust Consulting, L.L.C. effective October 30, 2017.
9*	Opinion and Consent of Counsel.
10*	Consent of Independent Registered Public Accounting Firm.

99*	Relationship chart. _______________________________
*	Filed herewith

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR
The following are the executive officers and directors of American Fidelity Assurance Company:

Name and Principal Business Address	Positions and Offices with Depositor
Gregory S. Allen 1515 London Road Charlottesville, Virginia 22901	Director
John M. Bendheim, Jr. 361 Canon Drive Beverly Hills, California 90210	Director
Robert D. Brearton 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Executive Vice President, Chief Financial Officer, Treasurer
Ronald J. Byrne 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Senior Vice President
Lynda L. Cameron 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Director
William M. Cameron 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Chairman of the Board, Chief Executive Officer, Director
William E. Durrett 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Senior Chairman of the Board, Director
Charles R. Eitel 2513 Spicebush Lane Naples, Florida 34105	Director
Theodore M. Elam 211 N. Robinson, 10th Floor Oklahoma City, OK 73102	Director
Lynn Fritz 3909 Frei Road Sebastopol, CA 95472	Director
Christopher T. Kenney 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Senior Vice President, General Counsel, Secretary
Paula Marshall 2727 East 11th Street Tulsa, Oklahoma 74104	Director
Tom J. McDaniel 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Director
Stephen M. Prescott, M.D. 825 N.E. 13th St. Oklahoma City, OK 73104	Director
Jeanette Rice 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	President, Chief Operations Officer

Gary E. Tredway 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Executive Vice President

ITEM 26.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
A relationship chart is included as Exhibit 99.
ITEM 27.    NUMBER OF CONTRACT OWNERS
As of March 31, 2018, there were 6,460 contract participants under eligible non-qualified deferred compensation plans offered by Separate Account C.
ITEM 28.    INDEMNIFICATION
The Bylaws of American Fidelity Assurance Company (Article VIII, Section 3) provide, in part, that:
(a) American Fidelity Assurance Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of American Fidelity Assurance Company) by reason of the fact that he is or was a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorneys' fees), amounts paid in settlement (whether with or without court approval), judgments, fines actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was not unlawful.
(b) American Fidelity Assurance Company shall indemnify every person who is or was a party or is or was threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of American Fidelity Assurance Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of American Fidelity Assurance Company, or is or was serving at the request of American Fidelity Assurance Company as a director, officer, employee, or agent or in any other capacity of or in another corporation, or a partnership, joint venture, trust, or other enterprise, or by reason of any action alleged to have been taken or not taken by him while acting in such capacity, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such threatened, pending, or completed action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. The termination of any such threatened or actual action or suit by a settlement or by an adverse judgment or order shall not of itself create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. Nevertheless, there shall be no indemnification with respect to expenses incurred in connection with any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to American Fidelity Assurance Company, unless, and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as such court shall deem proper.
(c) To the extent that a director, officer, employee, or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in Subsections (a) and (b) hereof, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with such defense.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Registrant pursuant to the foregoing, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 29. PRINCIPAL UNDERWRITERS
(a) American Fidelity Securities, Inc. is the principal underwriter for the Registrant, American Fidelity Separate Account A and American Fidelity Separate Account B.
(b) The following persons are the officers and directors of American Fidelity Securities, Inc.  The principal business address for each of the following is 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114.

Name and Principal Business Address	Positions and Offices with Underwriter
Timothy H. Bolden	Director, Vice President AML; Investment Company and Variable Contract Products Principal
Sal Cristofaro	Chief Operations Officer; Investment Company and Variable Contract Products Principal
Rafael Garcia	Director; Investment Company and Variable Contract Products Principal
Cherie L. Horsfall	Assistant Vice President; Investment Company and Variable Contract Products Principal
Christopher T. Kenney	Chairman of the Board, Chief Executive Officer and President; Investment Company and Variable Contract Products Principal
Linda Overfield	Assistant Vice President AML, Privacy, Licensing; Investment Company and Variable Contract Products Principal
Jennifer Wheeler	Assistant Vice President, Chief Compliance Officer and Secretary; Investment Company and Variable Contract Products Principal
Shirley Williams	Assistant Vice President, Chief Financial Officer and Treasurer; Financial and Operations Principal

(c) The commissions received by American Fidelity Securities, Inc. in connection with Separate Account C in 2017 were $74,900.  It received no other compensation from or on behalf of the Registrant during the year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
Jeanette Rice, President and Chief Operations Officer of American Fidelity Assurance Company, whose address is 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114, maintains physical possession of the accounts, books, or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.
ITEM 31. MANAGEMENT SERVICES
Not Applicable.
ITEM 32. UNDERTAKINGS
(a) Registrant hereby undertakes to file a post‑effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.
(d) Registrant hereby undertakes to represent that any contract offered by the prospectus that is issued pursuant to Section 403(b) of the Internal Revenue Code is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988), which permits withdrawal of restrictions to the extent necessary to comply with Internal Revenue Code Section 403(b)(11).
REPRESENTATIONS
American Fidelity Assurance Company hereby represents that the fees and charges deducted under the policies described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American Fidelity Assurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Oklahoma City and State of Oklahoma on April 20, 2018.

AMERICAN FIDELITY SEPARATE ACCOUNT C (Registrant) By: American Fidelity Assurance Company (Depositor)
By:	/s/Ronald J. Byrne
Ronald J. Byrne, Senior Vice President

AMERICAN FIDELITY ASSURANCE COMPANY (Depositor)
By:	/s/Ronald J. Byrne
Ronald J. Byrne, Senior Vice President

in the capacities set for as of April 27, 2018.  Each of the undersigned hereby appoints Ronald J. Byrne and Robert D. Brearton, individually, as his/her true and lawful attorney-in-fact with full power to sign for him/her, in his/her name as officer or director, or both, of American Fidelity Assurance Company, a post-effective amendment to registration statement (and any and all amendments thereto, including additional post-effective amendments) on Form N-4 to be filed with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent, full power and authority to do and to perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

Signature
/s/Lynn Fritz
Gregory S. Allen, Director	Lynn Fritz, Director
/s/John M. Bendheim
John M. Bendheim, Director	Paula Marshall, Director
/s/Robert D. Brearton	/s/Tom J. McDaniel
Robert D. Brearton, Executive Vice President, Chief Financial Officer and Treasure (Principal Financial and Accounting Officer)	Tom J. McDaniel, Director
/s/Ronald J. Byrne	/s/Stephen M. Prescott
Ronald J. Byrne, Senior Vice President	Stephen M. Prescott, Director
/s/Lynda L. Cameron	/s/Jeanette Rice
Lynda L. Cameron, Director	Jeanette Rice, President and Chief Operations Officer (Principal Executive Officer)

William M. Cameron, Chairman of the Board and Chief Executive Officer

William E. Durrett, Senior Chairman of the Board and Director
/s/Charles R. Eitel
Charles R. Eitel, Director
/s/Theodore M. Elam
Theodore M. Elam, Director

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION	METHOD OF FILING
1	Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of Separate Account C.	Incorporated by reference
3	Amended and Restated Principal Underwriter's Agreement dated July 10, 2006, between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc.	Incorporated by reference
3.1
First Amendment to Amended and Restated Principal Underwriter's Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. dated June 10, 2009.
Filed herewith
3.2
Second Amendment to Amended and Restated Principal Underwriter's Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc., dated April 20, 2012.
Incorporated by reference
3.3
Third Amendment to Amended and Restated Principal Underwriter's Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. dated June 10, 2015.
Filed herewith
4.1	Flexible Premium Group Variable Annuity.	Incorporated by reference
5.1	Section 457(b) Deferred Compensation Plan Participation Election Form.	Incorporated by reference
5.2	Section 457 Group Variable Annuity Master Application.	Incorporated by reference
6.1	Articles of Incorporation of American Fidelity Assurance Company as amended.	Incorporated by reference
6.2	Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997.	Incorporated by reference
8.1
Fund Participation and Service Agreement dated August 19, 2014 by and among American Fidelity Assurance Company, on behalf of the Registrant, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series.
Incorporated by reference
8.1.1
Amendment No. 1 to Fund Participation and Service Agreement, dated November 14, 2017, by and between American Fidelity Assurance Company, on behalf of the Registrant, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series.
Filed herewith
8.1.2
Rule 22c-2 Agreement dated September 12, 2014 between American Fidelity Assurance Company and American Funds Service Company.  Incorporated by reference to Exhibit 8.1.1 to Post‑Effective Amendment No. 23 to Registrant's registration statement on Form N‑4 filed on April 30,

8.1.3
Business Agreement dated August 19, 2014 by and among American Fidelity Assurance Company, American Fidelity Securities, Inc., American Funds Distributors, Inc. and Capital Research and Management Company.
Incorporated by reference
8.2	Second Amended and Restated Fund Participation Agreement dated April 26, 2010, between American Fidelity Assurance Company, BlackRock Investments, LLC and BlackRock Variable Series Funds, Inc.	Incorporated by reference
8.2.1	Administrative Services Agreement dated May 1, 1999, between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P.	Incorporated by reference
8.2.2	Amendment to The Administrative Services Agreement between American Fidelity Assurance Company and Merrill Lynch Asset Management, L. P. dated February 28, 2005.	Incorporated by reference
8.2.3	Second Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC effective May 1, 2007.	Incorporated by reference
8.2.4	Third Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC dated February 1, 2011.	Incorporated by reference
8.2.5	Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between BlackRock Distributors, Inc. and American Fidelity Assurance Company.	Incorporated by reference
8.3
Fund Participation Agreement dated May 13, 1997, between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment to Fund Participation Agreement dated May 13, 1997.
Incorporated by reference
8.3.1
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund).
Incorporated by reference
8.3.2
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002.
Incorporated by reference
8.3.3
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a "The Dreyfus Life and Annuity Index Fund (d/b/a/ Dreyfus Stock Index Fund")") dated November 1, 2010.
Incorporated by reference

8.3.4
Amendment No. 5 to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a "The Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund)") dated April 13, 2012.
Incorporated by reference
8.3.5
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, Dreyfus Stock Index Fund, Inc. (formerly known as "The Dreyfus Life and Annuity Index Fund, Inc. [d/b/a/ Dreyfus Stock Index Fund]"), and The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (formerly known as "The Dreyfus Socially Responsible Growth Fund, Inc.) dated July 1, 2017.
Filed herewith
8.3.6
Agreement dated May 13, 1997 between American Fidelity Assurance Company and The Dreyfus Corporation.  Incorporated by reference to Exhibit 8.18 to Post-Effective Amendment No. 10 to Registrant's registration statement on Form N-4 filed March 31, 2005.
Incorporated by reference
8.3.7	Amendment to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated January 1, 1999.	Incorporated by reference
8.3.8	Amendment No. 2 to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated March 15, 2005.	Incorporated by reference
8.3.9	Amendment to Agreement by and between The Dreyfus Corporation and each of American Fidelity Assurance Company and American Fidelity Securities, Inc. dated November 1, 2010.	Incorporated by reference
8.3.10	Amendment to Agreement by and between The Dreyfus Corporation and each of American Fidelity Assurance Company and American Fidelity Securities, Inc. dated July 1, 2017.	Filed herewith
8.3.11	2006 Supplemental Agreement (22c-2 Agreement) dated October 1, 2006 by and between Dreyfus Service Corporation and American Fidelity Assurance Company.	Incorporated by reference
8.4	Participation Agreement among Vanguard® Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005.	Incorporated by reference
8.4.1
Amendment (22c-2 Agreement) to Participation Agreement dated July 12, 2006 by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company.
Incorporated by reference

8.4.2
Second Amendment to Participation Agreement by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated April 13, 2010.
Incorporated by reference
8.4.3
Amendments dated January 2, 2014 to Schedules A and B of Participation Agreement among Vanguard® Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005, as amended.
Incorporated by reference
8.5	Amended and Restated Investment Consultant Agreement between American Fidelity Assurance Company and InvesTrust Consulting, L.L.C. effective October 30, 2017.	Filed herewith
9	Opinion and Consent of Counsel.	Filed herewith
10	Consent of Independent Registered Public Accounting Firm.	Filed herewith
99	Relationship chart.	Filed herewith